UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

Virtus ETF Trust II

(Exact name of registrant as specified in charter)

31 West 52nd Street, 16th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company
2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Virtus ETF Trust II

VIRTUS DUFF & PHELPS CLEAN ENERGY ETF

VIRTUS NEWFLEET ABS/MBS ETF

VIRTUS NEWFLEET SHORT DURATION CORE PLUS BOND ETF

VIRTUS NEWFLEET SHORT DURATION HIGH YIELD BOND ETF

(formerly, Virtus Newfleet High Yield Bond ETF)

VIRTUS SEIX SENIOR LOAN ETF

VIRTUS STONE HARBOR EMERGING MARKETS HIGH YIELD BOND ETF

VIRTUS TERRANOVA U.S. QUALITY MOMENTUM ETF

SEMI-ANNUAL REPORT
January 31, 2024

Shareholder Letter (unaudited)

March 2024

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the Virtus ETF Trust II (the “Trust”) for the semiannual fiscal period ended January 31, 2024.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the following funds within the Trust:

·Virtus Duff & Phelps Clean Energy ETF (VCLN)

·Virtus Newfleet ABS/MBS ETF (VABS)

·Virtus Newfleet Short Duration Core Plus Bond ETF (SDCP) - This Fund commenced operations on November 15, 2023 and seeks to provide a high level of total return, including current income, while limiting fluctuations in net asset value by investing primarily in investment grade, short-duration bonds.

·Virtus Newfleet Short Duration High Yield Bond ETF (VSHY)

·Virtus Seix Senior Loan ETF (SEIX)

·Virtus Stone Harbor Emerging Markets High Yield Bond ETF (VEMY)

·Virtus Terranova U.S. Quality Momentum ETF (JOET)

On behalf of the Adviser and our fund Sub-Advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the funds and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley

President

Virtus ETF Trust II

This material must be accompanied or preceded by the prospectus.

Shareholder Expense Examples (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF (each, a “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of the Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (August 1, 2023 to January 31, 2024).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/01/23	Ending Account Value 1/31/24	Annualized Expense Ratios(2)	Expenses Paid During the Period(3)
Virtus Duff & Phelps Clean Energy ETF
Actual	$1,000.00	$795.20	0.59%	$2.66
Hypothetical(1)	$1,000.00	$1,022.17	0.59%	$3.00
Virtus Newfleet ABS/MBS ETF
Actual	$1,000.00	$1,042.30	0.39%	$2.00
Hypothetical(1)	$1,000.00	$1,023.18	0.39%	$1.98
Virtus Newfleet Short Duration Core Plus Bond ETF
Actual	$1,000.00	$1,030.70	0.35%	$0.75(4)
Hypothetical(1)	$1,000.00	$1,009.78	0.35%	$1.77
Virtus Newfleet Short Duration High Yield Bond ETF
Actual	$1,000.00	$1,051.00	0.46%	$2.37
Hypothetical(1)	$1,000.00	$1,022.82	0.46%	$2.34
Virtus Seix Senior Loan ETF
Actual	$1,000.00	$1,057.60	0.57%	$2.95
Hypothetical(1)	$1,000.00	$1,022.27	0.57%	$2.90
Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$1,066.80	0.55%	$2.86
Hypothetical(1)	$1,000.00	$1,022.37	0.55%	$2.80
Virtus Terranova U.S. Quality Momentum ETF
Actual	$1,000.00	$1,062.80	0.29%	$1.50
Hypothetical(1)	$1,000.00	$1,023.68	0.29%	$1.48

(1)Assuming 5% return before expenses.

(2)Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.

(3)Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).

(4) Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 77/366 (to reflect the period November 15, 2023 to January 31, 2024).

Schedule of Investments — Virtus Duff & Phelps Clean Energy ETF

January 31, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS — 98.9%
Energy — 4.2%
Cameco Corp. (Canada)	2,906	$138,761
EnLink Midstream LLC	11,879	143,261
Total Energy		282,022
Industrials — 33.3%
ABB Ltd. (Switzerland)	2,422	102,976
Array Technologies, Inc.*	5,119	67,776
Bloom Energy Corp. Class A*	6,087	68,905
Chart Industries, Inc.*	1,294	151,036
Fluence Energy, Inc.*	5,779	114,829
Hubbell, Inc.	627	210,402
Nexans SA (France)	2,381	218,073
NEXTracker, Inc. Class A*	2,481	112,315
Plug Power, Inc.*	18,168	80,848
Prysmian SpA (Italy)	4,805	212,850
Shoals Technologies Group, Inc. Class A*	8,227	108,350
Sungrow Power Supply Co., Ltd. Class A (China)	6,400	69,878
Sunrun, Inc.*	14,499	209,945
Vestas Wind Systems A/S (Denmark)*	10,061	286,855
Xylem, Inc.	1,783	200,481
Total Industrials		2,215,519
Information Technology — 15.4%
Enphase Energy, Inc.*	2,658	276,777
First Solar, Inc.*	1,946	284,700
Infineon Technologies AG (Germany)	4,347	158,527
SolarEdge Technologies, Inc.*	1,730	115,045
TE Connectivity Ltd.	1,318	187,406
Total Information Technology		1,022,455
Materials — 1.4%
MP Materials Corp.*	5,744	90,813
Utilities — 44.6%
AES Corp. (The)	10,117	168,752
Alliant Energy Corp.	3,377	164,325
Atlantica Sustainable Infrastructure PLC (Spain)	3,503	67,188
Clearway Energy, Inc. Class C	5,548	134,483
Constellation Energy Corp.	1,159	141,398

Security Description	Shares	Value
COMMON STOCKS (continued)
Utilities (continued)
Dominion Energy, Inc.	2,974	$135,971
EDP - Energias de Portugal SA (Portugal)	56,834	254,403
EDP Renovaveis SA (Spain)	9,019	146,689
Encavis AG (Germany)*	9,434	132,131
Entergy Corp.	1,316	131,284
Fortum OYJ (Finland)	16,353	224,265
Iberdrola SA (Spain)*	323	3,873
Iberdrola SA (Spain)	18,773	226,717
NextEra Energy, Inc.	3,192	187,147
Orsted AS (Denmark)(1)	3,606	204,674
RWE AG (Germany)	5,083	188,581
Southern Co. (The)	2,817	195,838
SSE PLC (United Kingdom)	8,116	173,309
Verbund AG (Austria)	990	80,937
Total Utilities		2,961,965
TOTAL INVESTMENTS — 98.9%
(Cost $6,747,846)		6,572,774
Other Assets in Excess of Liabilities — 1.1%		74,190
Net Assets — 100.0%		$6,646,964

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2024, the aggregate value of these securities was $204,674, or 3.1% of net assets.

Portfolio Composition
January 31, 2024 (unaudited)

Asset Allocation as of 01/31/2024 (based on net assets)

Utilities	44.6%
Industrials	33.3%
Information Technology	15.4%
Energy	4.2%
Materials	1.4%
Other Assets in Excess of Liabilities	1.1%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$6,568,901	$3,873	$—	$6,572,774
Total	$6,568,901	$3,873	$—	$6,572,774

Schedule of Investments — Virtus Newfleet ABS/MBS ETF

January 31, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES — 53.1%
Asset Backed Security — 10.6%
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	$210,000	$214,702
Auxilior Term Funding, Class D, Series 2023-1A, 7.27%, 12/16/30(1)	210,000	213,402
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2024-5A, 6.24%, 04/20/27(1)	190,000	190,993
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	200,000	201,767
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	190,000	191,842
Total Asset Backed Security		1,012,706
Commercial Mortgage Backed Securities — 8.2%
Bx Trust, Class B, Series 2018-GW, 6.65%, (SOFR + 1.32%), 05/15/35(1)(2)	165,000	163,858
Cent Trust, Class A, Series 2023-CITY, 7.95%, (SOFR + 2.62%), 09/15/38(1)(2)	150,000	151,469
KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 6.33%, (SOFR + 1.00%), 05/15/36(1)(2)	100,000	99,808
Orl Trust 2023-Glks, Class A, Series 2023-GLKS, 7.68%, (SOFR + 2.35%), 10/19/36(1)(2)	212,000	212,930
Thpt Mortgage Trust, Class A, Series 2023-THL, 7.23%, 12/10/34(1)(2)(3)	150,000	155,202
Total Commercial Mortgage Backed Securities		783,267
Residential Mortgage Backed Securities — 34.3%
American Homes 4 Rent, Class B, Series 2015-SFR2, 4.30%, 10/17/52(1)	100,000	98,029
AMSR Trust, Class A, Series 2020-SFR1, 1.82%, 04/17/37(1)	99,904	95,869
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	58,596	49,905
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 2.07%, 05/25/50(1)(2)(3)	83,952	76,742
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(4)	150,000	142,755
Colt Mortgage Loan Trust, Class A1, Series 2023-4, 7.16%, 10/25/68(1)(4)	99,089	102,028
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(1)	50,241	44,142
Corevest American Finance Trust, Class A1, Series 2020-1, 1.83%, 03/15/50(1)	70,892	68,745
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65(1)(2)(3)	134,493	130,402
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	149,486	134,958
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	42,723	36,410
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	130,000	118,589
Galton Funding Mortgage Trust, Class A23, Series 2018-1, 3.50%, 11/25/57(1)(2)(3)	111,883	101,711
INTOWN Mortgage Trust, Class A, Series 2022-STAY, 7.82%, (SOFR + 2.49%), 08/15/39(1)(2)	170,000	171,055
JPMorgan Trust, Class A2, Series 2015-5, 6.81%, 05/25/45(1)(2)(3)	278,096	273,505
LHOME Mortgage Trust, Class A1, Series 2021-RTL2, 3.09%, 06/25/26(1)(4)	33,950	33,777

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	$106,242	$103,577
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	26,908	25,566
Newrez Warehouse Securitization Trust, Class B, Series 2021-1, 6.35%, (SOFR + 1.01%), 05/25/55(1)(2)	138,667	138,665
Progress Residential Trust, Class C, Series 2021-SFR1, 1.56%, 04/17/38(1)	310,000	284,172
PRPM LLC, Class A1, Series 2021-2, 2.12%, 03/25/26(1)(2)(3)	73,750	73,271
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(4)	92,646	84,310
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	11,644	11,141
SG Residential Mortgage Trust, Class A3, Series 2021-1, 1.56%, 07/25/61(1)(2)(3)	30,713	24,744
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65(1)(2)(3)	122,786	108,853
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(3)	55,800	52,482
VCAT LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51(1)(4)	155,252	150,641
VCAT LLC, Class A1, Series 2021-NPL6, 1.92%, 09/25/51(1)(4)	94,025	91,952
Verus Securitization Trust, Class A1, Series 2021-R2, 0.92%, 02/25/64(1)(2)(3)	80,556	71,016
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65(1)(4)	177,037	167,007
Verus Securitization Trust 2023-8, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(4)	98,292	99,579
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	112,642	101,749
Total Residential Mortgage Backed Securities		3,267,347
Total Mortgage Backed Securities
(Cost $5,105,891)		5,063,320
ASSET BACKED SECURITIES – 43.9%
ACC Auto Trust, Class C, Series 2021-A, 3.79%, 04/15/27(1)	330,000	326,835
ACC Trust, Class C, Series 2021-1, 2.08%, 12/20/24(1)	27,031	26,791
Achv ABS Trust, Class B, Series 2023-3PL, 7.17%, 08/19/30(1)	200,000	201,509
Adams Outdoor Advertising LP, Class A2, Series 2023-1, 6.97%, 07/15/53(1)	260,000	265,609
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	151,689
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	89,037	82,276
Cajun Global LLC, Class A2, Series 2021-1, 3.93%, 11/20/51(1)	213,400	193,647
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	82,375	74,277
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	45,314	45,109

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet ABS/MBS ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	$69,300	$66,291
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	21,370	21,323
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26(1)	120,000	118,898
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	135,000	135,320
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	140,000	133,835
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.56%, 09/25/26(1)	130,000	126,708
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	72,336	68,569
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	325,000	277,368
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	119,103	120,122
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	130,000	129,503
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34(1)	135,278	132,537
Marlette Funding Trust, Class B, Series 2023-2A, 6.54%, 06/15/33(1)	128,000	129,187
Merchants Fleet Funding LLC, Class A, Series 2023-1A, 7.21%, 05/20/36(1)	210,000	212,095
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27(1)	315,000	318,937
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	297,000	272,618
Oportun Funding XIV LLC, Class B, Series 2021-A, 1.76%, 03/08/28(1)	139,214	133,829
Upstart Securitization Trust, Class A, Series 2022-2, 4.37%, 05/20/32(1)	74,666	74,382
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31(1)	117,491	116,183
VFI ABS LLC, Class D, Series 2022-1A, 6.68%, 11/26/29(1)	100,000	96,177

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	$151,125	$133,248
Total Asset Backed Securities
(Cost $4,327,096)		4,184,872
CORPORATE BOND – 2.9%
Industrials – 2.9%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	282,989	276,959
(Cost $279,738)
TOTAL INVESTMENTS — 99.9%
(Cost $9,712,725)		9,525,151
Other Assets in Excess of Liabilities — 0.1%		14,234
Net Assets — 100.0%		$9,539,385

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2024, the aggregate value of these securities was $9,525,151, or 99.9% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.

(3)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(4)Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2024.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Composition
January 31, 2024 (unaudited)

Asset Allocation as of 01/31/2024 (based on net assets)

Mortgage Backed Securities	53.1%
Asset Backed Securities	43.9%
Corporate Bond	2.9%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Mortgage Backed Securities	$—	$5,063,320	$—	$5,063,320
Asset Backed Securities	—	4,184,872	—	4,184,872
Corporate Bond	—	276,959	—	276,959
Total	$—	$9,525,151	$—	$9,525,151

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF

January 31, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
MORTGAGE BACKED SECURITIES — 54.3%
Asset Backed Security — 25.5%
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	$150,000	$153,359
Auxilior Term Funding LLC, Class C, Series 2023-1A, 6.50%, 11/15/30(1)	120,000	121,745
Carvana Auto Receivables Trust, Class C, Series 2023-N1, 5.92%, 07/10/29(1)	30,000	30,006
Carvana Auto Receivables Trust, Class C, Series 2023-N4, 6.59%, 02/11/30(1)	200,000	204,628
CPS Auto Receivables Trust, Class C, Series 2024-A, 5.74%, 04/15/30(1)	25,000	25,228
Dext ABS LLC, Class B, Series 2023-2, 6.41%, 05/15/34(1)	30,000	30,573
Diamond Resorts Owner Trust, Class A, Series 2021-1A, 1.51%, 11/21/33(1)	28,189	26,554
Discover Card Execution Note Trust, Class A, Series 2023-A2, 4.93%, 06/15/28	205,000	206,865
DT Auto Owner Trust, Class C, Series 2023-3A, 6.40%, 05/15/29(1)	155,000	157,025
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	189,422	194,087
Exeter Automobile Receivables Trust, Class B, Series 2023-1A, 5.72%, 04/15/27	29,000	28,995
Foursight Capital Automobile Receivables Trust, Class A3, Series 2023-1, 5.39%, 12/15/27(1)	300,000	299,612
GLS Auto Select Receivables Trust, Class A3, Series 2023-2A, 6.38%, 02/15/29(1)	300,000	310,161
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	25,000	25,221
OneMain Financial Issuance Trust, Class A, Series 2022-3A, 5.94%, 05/15/34(1)	200,000	201,914
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31(1)	225,000	209,088
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	30,000	30,291
United Auto Credit Securitization Trust, Class B, Series 2023-1, 5.91%, 07/10/28(1)	200,000	199,618
Upstart Securitization Trust, Class A, Series 2023-1, 6.59%, 02/20/33(1)	152,550	152,637
US Bank NA, Class B, Series 2023-1, 6.79%, 08/25/32(1)	25,114	25,288
Total Asset Backed Security		2,632,895
Commercial Mortgage Backed Securities — 6.1%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 6.25%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	220,000	209,882
Bx Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	100,000	101,712
Bx Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(1)	120,000	108,358
Thpt Mortgage Trust, Class A, Series 2023-THL, 7.23%, 12/10/34(1)(2)(3)	200,000	206,936
Total Commercial Mortgage Backed Securities		626,888
Mortgage Backed Security — 4.0%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	204,591	208,749

Security Description	Shares	Value
MORTGAGE BACKED SECURITIES (continued)
Mortgage Backed Security (continued)
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	$200,136	$202,981
Total Mortgage Backed Security		411,730
Residential Mortgage Backed Securities — 18.7%
American Homes 4 Rent Trust, Class A, Series 2015-SFR1, 3.47%, 04/17/52(1)	312,915	305,626
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(4)	293,639	301,137
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(3)	168,731	150,752
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	199,618	180,217
Homes Trust, Class A1, Series 2023-NQM2, 6.46%, 02/25/68(1)(4)	300,971	303,217
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	292,409	285,073
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65(1)(2)(3)	337,168	298,909
VCAT LLC, Class A1, Series 2021-NPL2, 2.12%, 03/27/51(1)(4)	36,861	36,674
Verus Securitization Trust, Class A1, Series 2020-1, 3.42%, 01/25/60(1)(4)	23,157	22,193
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65(1)(4)	52,378	49,411
Total Residential Mortgage Backed Securities		1,933,209
Total Mortgage Backed Securities
(Cost $5,497,756)		5,604,722
CORPORATE BONDS – 23.9%
Communication Services – 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(1)	32,000	30,096
CSC Holdings LLC, 5.25%, 06/01/24	26,000	25,986
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(1)	28,000	26,640
Sprint Capital Corp., 6.88%, 11/15/28	30,000	32,432
Total Communication Services		115,154
Consumer Discretionary – 2.1%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/28(1)	32,000	31,560
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	30,000	30,806
Ford Motor Credit Co. LLC, 6.95%, 03/06/26	30,000	30,684
Newell Brands, Inc., 6.38%, 09/15/27	31,000	30,545
Nissan Motor Acceptance Co. LLC, 6.95%, 09/15/26(1)	25,000	25,850
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	32,000	31,740
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	33,000	30,790
Total Consumer Discretionary		211,975
Consumer Staples – 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/28(1)	30,000	30,353

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Shares	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/29(1)	$32,000	$30,534
Total Consumer Staples		60,887
Energy – 1.7%
Civitas Resources, Inc., 8.38%, 07/01/28(1)	30,000	31,589
DT Midstream, Inc., 4.13%, 06/15/29(1)	34,000	31,269
Energy Transfer LP, 4.20%, 04/15/27	30,000	29,305
Eqm Midstream Partners LP, 7.50%, 06/01/27(1)	30,000	30,889
Kodiak Gas Services LLC, 7.25%, 02/15/29(1)	5,000	5,066
Ngpl Pipeco LLC, 4.88%, 08/15/27(1)	30,000	29,497
Western Midstream Operating LP, 4.05%, 02/01/30	15,000	14,033
Total Energy		171,648
Financials – 9.7%
Allstate Corp. (The), Series B, 8.56%, (3-Month SOFR + 3.20%), 08/15/53(2)	30,000	30,066
Bank of America Corp., 6.42%, (3-Month SOFR + 1.03%), 02/05/26(2)	50,000	50,162
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	55,000	50,714
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(5)	30,000	29,557
Blackstone Private Credit Fund, 2.63%, 12/15/26	10,000	9,084
Blackstone Private Credit Fund, 4.00%, 01/15/29	10,000	9,200
Blue Owl Credit Income Corp., 5.50%, 03/21/25	10,000	9,905
Capital One Financial Corp., 6.31%, (SOFR + 2.64%), 06/08/29(2)	20,000	20,630
Capital One Financial Corp., 5.70%, (SOFR + 1.91%), 02/01/30(2)	5,000	5,050
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%), perpetual(2)(5)	15,000	14,826
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(5)	20,000	16,628
Citigroup, Inc., Series T, 6.25%, (3-Month SOFR + 4.78%), perpetual(2)(5)	31,000	30,911
Citigroup, Inc., 6.84%, (3-Month SOFR + 1.51%), 07/01/26(2)	35,000	35,256
Citigroup, Inc., 3.20%, 10/21/26	15,000	14,353
Citigroup, Inc., 6.63%, (SOFR + 1.28%), 02/24/28(2)	35,000	35,127
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 01/23/30(2)	4,000	4,029
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T-Note + 3.85%), 12/15/52(2)	30,000	30,119
Fifth Third Bancorp, 4.06%, (SOFR + 1.36%), 04/25/28(2)	25,000	23,943
Goldman Sachs Group, Inc. (The), 3.49%, (3-Month SOFR + 1.43%), 05/15/26(2)	25,000	25,192
Goldman Sachs Group, Inc. (The), Series G, 7.33%, (3-Month SOFR + 2.01%), 10/28/27(2)	35,000	35,808

Security Description	Shares	Value
CORPORATE BONDS (continued)
Financials (continued)
Hub International Ltd., 7.25%, 06/15/30(1)	$5,000	$5,147
Huntington Bancshares, Inc./Oh, 6.21%, (SOFR + 2.02%), 08/21/29(2)	25,000	25,855
JPMorgan Chase & Co., Series HH, 4.60%, (3-Month SOFR + 3.13%), perpetual(2)(5)	25,000	24,418
JPMorgan Chase & Co., 1.58%, (SOFR + 0.89%), 04/22/27(2)	45,000	41,780
JPMorgan Chase & Co., 6.53%, (SOFR + 1.18%), 02/24/28(2)	40,000	40,126
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	27,000	25,026
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(5)	15,000	14,386
Morgan Stanley, 6.30%, (SOFR + 2.24%), 10/18/28(2)	75,000	78,450
MSCI, Inc., 3.63%, 09/01/30(1)	35,000	31,459
OneMain Finance Corp., 6.88%, 03/15/25	30,000	30,136
Prudential Financial, Inc., 6.00%, (US 5 Year CMT T- Note + 3.23%), 09/01/52(2)	25,000	24,924
State Street Corp., 5.75%, (SOFR + 1.35%), 11/04/26(2)	15,000	15,231
State Street Corp., 5.68%, (SOFR + 1.48%), 11/21/29(2)	15,000	15,518
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(2)(5)	20,000	20,000
Synchrony Financial, 3.70%, 08/04/26	20,000	18,994
Truist Financial Corp., 7.16%, (SOFR + 2.45%), 10/30/29(2)	30,000	32,408
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28(2)	55,000	52,727
Wells Fargo & Co., Series U, 5.88%, perpetual(2)(3)(5)	30,000	29,887
Total Financials		1,007,032
Health Care – 1.5%
Dentsply Sirona, Inc., 3.25%, 06/01/30	35,000	31,370
HCA, Inc., 5.20%, 06/01/28	30,000	30,310
Illumina, Inc., 5.75%, 12/13/27	25,000	25,594
Universal Health Services, Inc., 1.65%, 09/01/26	40,000	36,779
Viatris, Inc., 2.30%, 06/22/27	30,000	27,339
Total Health Care		151,392
Industrials – 2.6%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	30,593	29,942
Boeing Co. (The), 4.88%, 05/01/25	25,000	24,863
Concentrix Corp., 6.65%, 08/02/26	15,000	15,366
CoStar Group, Inc., 2.80%, 07/15/30(1)	35,000	30,093
Hexcel Corp., 4.20%, 02/15/27	30,000	28,828
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	30,000	26,470
Regal Rexnord Corp., 6.05%, 02/15/26(1)	15,000	15,165
Regal Rexnord Corp., 6.05%, 04/15/28(1)	15,000	15,228
TransDigm, Inc., 6.75%, 08/15/28(1)	30,000	30,528

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Shares	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines, Inc., 4.38%, 04/15/26(1)	$32,000	$30,898
Veralto Corp., 5.35%, 09/18/28(1)	25,000	25,536
Total Industrials		272,917
Information Technology – 0.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	40,000	37,889
Kyndryl Holdings, Inc., 2.70%, 10/15/28	25,000	22,008
Oracle Corp., 3.25%, 11/15/27	25,000	23,749
Total Information Technology		83,646
Materials – 0.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.13%, 08/15/26(1)	28,000	25,174
Silgan Holdings, Inc., 1.40%, 04/01/26(1)	35,000	32,043
Total Materials		57,217
Real Estate – 0.9%
Epr Properties, 4.95%, 04/15/28	20,000	19,237
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	35,000	34,865
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	20,000	19,717
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/28(1)	20,000	19,193
Total Real Estate		93,012
Utilities – 2.3%
American Electric Power Co., Inc., 5.70%, 08/15/25	25,000	25,205
Exelon Corp., 5.15%, 03/15/28	25,000	25,377
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	32,000	31,554
FirstEnergy Transmission LLC, 2.87%, 09/15/28(1)	30,000	27,425
NRG Energy, Inc., 3.75%, 06/15/24(1)	25,000	24,755
Pacificorp, 5.10%, 02/15/29	10,000	10,125
Pacificorp, 5.30%, 02/15/31	5,000	5,076
Puget Energy, Inc., 2.38%, 06/15/28	25,000	22,389
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	40,000	37,384
Vistra Operations Co. LLC, 5.63%, 02/15/27(1)	31,000	30,567
Total Utilities		239,857
Total Corporate Bonds
(Cost $2,403,326)		2,464,737
ASSET BACKED SECURITIES – 9.6%
American Credit Acceptance Receivables Trust, Class C, Series 2021-3, 0.98%, 11/15/27(1)	61,663	61,423
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	33,775	31,169
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	100,000	94,367
CCG Receivables Trust, Class A2, Series 2023-1, 5.82%, 09/16/30(1)	194,117	195,519

Security Description	Shares	Value
ASSET BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Class B, Series 2023-2A, 5.61%, 09/15/27	$205,000	$204,873
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	112,522	106,662
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34(1)	101,458	99,402
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27(1)	200,000	202,500
Total Asset Backed Securities
(Cost $985,088)		995,915
U.S. GOVERNMENT SECURITIES – 7.0%
U.S. Treasury Note
2.50%, 04/30/24	310,000	307,860
5.00%, 10/31/25	305,000	308,491
4.63%, 11/15/26	100,000	101,543
Total U.S. Government Securities
(Cost $712,982)		717,894
FOREIGN BONDS – 2.7%
Consumer Staples – 0.2%
Bat Capital Corp., 4.70%, 04/02/27 (United Kingdom)	25,000	24,826
Energy – 0.7%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(5)	45,000	42,708
Enbridge, Inc., 7.38%, (US 5 Year CMT T- Note + 3.71%), 01/15/83 (Canada)(2)	30,000	30,018
Total Energy		72,726
Financials – 0.4%
Brookfield Finance, Inc., 3.90%, 01/25/28 (Canada)	40,000	38,712
Industrials – 0.5%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	25,000	24,262
Gfl Environmental, Inc., 5.13%, 12/15/26 (Canada)(1)	31,000	30,296
Total Industrials		54,558
Information Technology – 0.3%
Open Text Corp., 3.88%, 02/15/28 (Canada)(1)	33,000	30,680
Materials – 0.3%
INEOS Finance PLC, 6.75%, 05/15/28 (Luxembourg)(1)	32,000	31,325
Utilities – 0.3%
National Grid PLC, 5.60%, 06/12/28 (United Kingdom)	30,000	30,896
Total Foreign Bonds
(Cost $274,728)		283,723
TOTAL INVESTMENTS — 97.5%
(Cost $9,873,880)		10,066,991
Other Assets in Excess of Liabilities — 2.5%		263,270
Net Assets — 100.0%		$10,330,261

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2024, the aggregate value of these securities was $6,748,755, or 65.3% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.

(3)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(4)Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2024.

(5)Perpetual security with no stated maturity date.

Abbreviations:

CMT — Constant Maturity Treasury Index

SOFR — Secured Overnight Financing Rate

Portfolio Composition
January 31, 2024 (unaudited)

Asset Allocation as of 01/31/2024 (based on net assets)

Mortgage Backed Securities	54.3%
Corporate Bonds	23.9%
Asset Backed Securities	9.6%
U.S. Government Securities	7.0%
Foreign Bonds	2.7%
Other Assets in Excess of Liabilities	2.5%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Mortgage Backed Securities	$—	$5,604,722	$—	$5,604,722
Corporate Bonds	—	2,464,737	—	2,464,737
Asset Backed Securities	—	995,915	—	995,915
U.S. Government Securities	—	717,894	—	717,894
Foreign Bonds	—	283,723	—	283,723
Total	$—	$10,066,991	$—	$10,066,991

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF

January 31, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
CORPORATE BONDS — 80.0%
Communication Services — 7.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	$2,000	$1,949
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	5,000	4,352
CSC Holdings LLC, 5.25%, 06/01/24	30,000	29,984
DIRECTV Financing LLC, 8.88%, 02/01/30(1)	5,000	5,104
DISH DBS Corp., 5.88%, 11/15/24	30,000	27,875
DISH DBS Corp., 7.75%, 07/01/26	60,000	35,400
Gray Television, Inc., 7.00%, 05/15/27(1)	60,000	58,717
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	40,000	12,000
Millennium Escrow Corp., 6.63%, 08/01/26(1)	45,000	28,845
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	15,664
Univision Communications, Inc., 6.63%, 06/01/27(1)	25,000	24,749
Total Communication Services		244,639
Consumer Discretionary — 15.0%
Carnival Corp., 7.63%, 03/01/26(1)	43,000	43,705
Carnival Corp., 7.00%, 08/15/29(1)	5,000	5,203
Churchill Downs, Inc., 6.75%, 05/01/31(1)	30,000	30,379
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	30,000	29,974
Ford Motor Co., 3.25%, 02/12/32	95,000	78,692
Gates Global LLC / Gates Corp., 6.25%, 01/15/26(1)	35,000	35,037
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	40,000	40,025
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	40,000	39,980
NCL Finance Ltd., 6.13%, 03/15/28(1)	20,000	19,140
Newell Brands, Inc., 6.63%, 09/15/29	44,000	42,742
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	50,000	48,813
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/29(1)	25,000	24,186
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(1)	3,000	3,224
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	60,000	55,983
Total Consumer Discretionary		497,083
Consumer Staples — 2.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	27,000	27,526
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)	30,000	2,100
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	55,000	43,030
Total Consumer Staples		72,656
Energy — 15.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	36,000	35,366
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	45,000	46,058
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	49,000	49,029

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Civitas Resources, Inc., 8.75%, 07/01/31(1)	$32,000	$34,059
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	34,854
DT Midstream, Inc., 4.13%, 06/15/29(1)	40,000	36,788
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	60,000	58,127
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	16,000	16,751
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	25,000	26,249
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	35,000	33,832
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	15,000	14,457
Kodiak Gas Services LLC, 7.25%, 02/15/29(1)	5,000	5,066
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	40,000	39,566
Nabors Industries Ltd., 7.25%, 01/15/26(1)	40,000	39,034
Transocean, Inc., 11.50%, 01/30/27(1)	13,000	13,595
Transocean, Inc., 8.75%, 02/15/30(1)	23,750	24,629
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(1)	5,000	4,473
Viper Energy Partners LP, 7.38%, 11/01/31(1)	5,000	5,176
Total Energy		517,109
Financials — 8.6%
Blackstone Private Credit Fund, 6.25%, 01/25/31(1)	10,000	9,958
Blue Owl Credit Income Corp., 6.65%, 03/15/31(1)	10,000	9,920
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	50,000	47,455
Citigroup, Inc., Series T, 6.25%, (3-Month SOFR + 4.78%), perpetual(2)(3)	35,000	34,899
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	38,000	42,264
Hub International Ltd., 7.25%, 06/15/30(1)	5,000	5,147
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	60,000	55,614
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	23,000	21,228
NCR Atleos Escrow Corp., 9.50%, 04/01/29(1)	22,000	23,617
OneMain Finance Corp., 6.88%, 03/15/25	35,000	35,159
Total Financials		285,261
Health Care — 6.8%
Adapthealth LLC, 5.13%, 03/01/30(1)	50,000	39,161
Akumin, Inc., 7.00%, 11/01/25(1)(4)	30,000	24,476
Bausch Health Cos., Inc., 6.13%, 02/01/27(1)	5,000	3,169
Bausch Health Cos., Inc., 5.75%, 08/15/27(1)	20,000	11,968
Catalent Pharma Solutions, Inc., 3.50%, 04/01/30(1)	30,000	26,390
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	15,000	10,212
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	40,000	33,160
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	15,893

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Lannett Co., Inc., 7.75%, 04/15/26(1)(4)(5)	$15,000	$1,078
LifePoint Health, Inc., 9.88%, 08/15/30(1)	30,000	30,715
Medline Borrower LP, 5.25%, 10/01/29(1)	30,000	27,999
Total Health Care		224,221
Industrials — 8.5%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30(1)	15,000	15,235
Chart Industries, Inc., 9.50%, 01/01/31(1)	30,000	32,022
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	50,000	46,117
Hertz Corp. (The), 5.00%, 12/01/29(1)	20,000	15,823
LBM Acquisition LLC, 6.25%, 01/15/29(1)	23,000	20,901
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	35,000	33,459
Science Applications International Corp., 4.88%, 04/01/28(1)	39,000	36,847
SRS Distribution, Inc., 6.13%, 07/01/29(1)	45,000	42,626
TransDigm, Inc., 5.50%, 11/15/27	40,000	38,950
Total Industrials		281,980
Information Technology — 3.8%
Commscope Technologies LLC, 6.00%, 06/15/25(1)	20,000	15,918
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	10,000	9,490
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	30,000	26,972
Gtcr W-2 Merger Sub LLC, 7.50%, 01/15/31(1)	18,000	18,712
Viasat, Inc., 5.63%, 09/15/25(1)	55,000	53,186
Total Information Technology		124,278
Materials — 7.7%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	62,000	41,250
Graham Packaging Co., Inc., 7.13%, 08/15/28(1)	37,000	33,060
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	20,000	19,568
LSB Industries, Inc., 6.25%, 10/15/28(1)	60,000	57,046
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	30,000	28,996
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	50,000	50,504
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	22,000	22,677
Total Materials		253,101
Real Estate — 1.3%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	30,000	27,180
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	25,000	15,342
Total Real Estate		42,522
Utilities — 3.1%
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	30,000	29,582
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	18,000	17,654
NRG Energy, Inc., 7.00%, 03/15/33(1)	25,000	26,409
Sunnova Energy Corp., 5.88%, 09/01/26(1)	35,000	29,100
Total Utilities		102,745

Security Description	Principal	Value
CORPORATE BONDS (continued)
Total Corporate Bonds
(Cost $2,801,924)		$2,645,595
FOREIGN BONDS — 11.5%
Communication Services — 0.3%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	$20,000	9,100
Consumer Discretionary — 2.1%
Ontario Gaming GTA LP, 8.00%, 08/01/30 (Canada)(1)	25,000	26,078
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/26 (Canada)(1)	45,000	43,224
Total Consumer Discretionary		69,302
Energy — 3.6%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	50,000	52,579
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	25,000	24,384
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	45,000	42,854
Total Energy		119,817
Health Care — 1.8%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	65,000	60,694
Industrials — 1.4%
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Netherlands)(1)	21,000	20,514
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	28,000	23,753
Total Industrials		44,267
Materials — 2.3%
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	43,000	42,516
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	35,000	34,419
Total Materials		76,935
Total Foreign Bonds
(Cost $389,690)		380,115
TERM LOAN — 0.7%
Manufacturing — 0.7%
Arcline FM Holdings LLC, 13.86%, (3-Month SOFR + 8.51%), 06/15/29(2)	25,000	24,328
TOTAL INVESTMENTS — 92.2%
(Cost $3,216,289)		3,050,038
Other Assets in Excess of Liabilities — 7.8%		258,697
Net Assets — 100.0%		$3,308,735

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2024, the aggregate value of these securities was $2,551,095, or 77.1% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.

(3)Perpetual security with no stated maturity date.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

January 31, 2024 (unaudited)

(4)Security in default, interest payments are being received during the bankruptcy proceedings.

(5)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Abbreviations:

CMT — Constant Maturity Treasury Index

SOFR — Secured Overnight Financing Rate

Portfolio Composition
January 31, 2024 (unaudited)

Asset Allocation as of 01/31/2024 (based on net assets)

Corporate Bonds	80.0%
Foreign Bonds	11.5%
Term Loan	0.7%
Other Assets in Excess of Liabilities	7.8%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$2,644,517	$1,078	$2,645,595
Foreign Bonds	—	380,115	—	380,115
Term Loan	—	24,328	—	24,328
Total	$—	$3,048,960	$1,078	$3,050,038

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2024.

Schedule of Investments — Virtus Seix Senior Loan ETF

January 31, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
TERM LOANS — 97.0%
Basic Materials — 7.3%
Arsenal AIC Parent LLC, 9.83%, (1-Month SOFR + 4.50%), 07/27/30(1)	$847,875	$849,088
Cyanco Intermediate 2 Corp., 10.09%, (1-Month SOFR + 4.75%), 06/29/28(1)	608,475	608,983
Domtar Corp., 10.95%, (1-Month SOFR + 5.61%), 11/30/28(1)	1,560,020	1,534,350
INEOS US Finance LLC, 8.93%, (1-Month SOFR + 3.60%), 02/18/30(1)	995,000	985,358
INEOS US Petrochem LLC, 9.68%, (1-Month SOFR + 4.35%), 03/31/29(1)	225,000	224,156
LSF11 A5 Holdco LLC, 9.68%, (1-Month SOFR + 4.35%), 10/15/28(1)	497,500	498,124
Manchester Acquisition Sub LLC, 11.28%, (3-Month SOFR + 5.90%), 11/16/26(1)	980,982	875,120
Mativ Holdings, Inc., 9.20%, (1-Month SOFR + 3.86%), 04/20/28(1)	482,624	482,624
SK Neptune Husky Group Sarl, 10.43%, (3-Month SOFR + 5.15%), 01/03/29(1)	862,908	324,311
Trinseo Materials Operating SCA, 8.15%, (3-Month SOFR + 2.76%), 05/03/28(1)	498,721	382,936
Tronox Finance LLC, 8.85%, (3-Month SOFR + 3.50%), 08/11/28(1)	650,000	650,000
Total Basic Materials		7,415,050
Communications — 16.9%
ABG Intermediate Holdings 2 LLC, 8.93%, (1-Month SOFR + 3.60%), 12/10/28(1)	835,503	838,573
Altice Financing SA, 10.31%, (3-Month SOFR + 5.00%), 10/31/27(1)	646,734	645,925
Altice France SA, 10.81%, (3-Month SOFR + 5.50%), 08/15/28(1)	1,244,359	1,134,184
Ciena Corp., 7.34%, (1-Month SOFR + 2.00%), 10/20/30(1)	498,750	500,984
Cogeco Communications USA II LP, 0.00%, (SOFR + 0.00%), 09/15/30(2)	815,000	794,014
Cogeco Communications USA II LP, 8.58%, (1-Month SOFR + 3.25%), 09/15/30(1)	685,000	667,361
Connect Finco SARL, 8.83%, (1-Month SOFR + 3.50%), 12/11/26(1)	1,042,700	1,043,091
Consolidated Communications, Inc., 8.95%, (1-Month SOFR + 3.50%), 10/02/27(1)	400,000	378,862
Crown Subsea Communications Holding, Inc., 0.00%, (SOFR + 0.00%), 01/26/31(2)	600,000	601,500
CSC Holdings LLC, 7.95%, (1-Month SOFR + 2.50%), 04/15/27(1)	99,740	95,243
CSC Holdings LLC, 0.00%, (SOFR + 0.00%), 01/17/28(2)	100,000	97,885
CSC Holdings LLC, 9.83%, (1-Month SOFR + 4.50%), 01/17/28(1)	994,975	973,936
Digital Media Solutions LLC, 16.61%, (3-Month SOFR + 11.26%), 05/25/26(1)	453,682	241,756
LendingTree LLC, 9.20%, (1-Month SOFR + 3.86%), 09/15/28(1)	738,750	686,114
Lumen Technologies, Inc., 7.70%, (1-Month SOFR + 2.36%), 03/15/27(1)	990,453	703,222
Magnite, Inc., 0.00%, (SOFR + 0.00%), 01/30/31(2)	430,000	424,896

Security Description	Principal	Value
TERM LOANS (continued)
Communications (continued)
Patagonia Holdco LLC, 11.12%, (3-Month SOFR + 5.75%), 08/01/29(1)	$454,511	$417,923
Planet US Buyer LLC, 0.00%, (SOFR + 0.00%), 01/31/31(2)	55,000	54,863
Radiate Holdco LLC, 8.70%, (1-Month SOFR + 3.25%), 09/25/26(1)	793,229	645,422
SBA Senior Finance II LLC, 7.34%, (1-Month SOFR + 2.00%), 01/20/31(1)	270,000	269,831
Sinclair Television Group, Inc., 7.95%, (1-Month SOFR + 2.61%), 09/30/26(1)	849,066	830,705
Sinclair Television Group, Inc., 0.00%, (SOFR + 0.00%), 04/01/28(2)	95,000	86,735
Sinclair Television Group, Inc., 8.45%, (1-Month SOFR + 3.11%), 04/01/28(1)	199,237	181,903
Summer BC Holdco B SARL, 0.00%, (SOFR + 0.00%), 12/04/26(2)	200,000	199,542
Summer BC Holdco B SARL, 10.11%, (3-Month SOFR + 4.76%), 12/04/26(1)	734,972	733,289
Venga Finance Sarl, 10.40%, (3-Month SOFR + 5.01%), 11/05/25(1)	739,497	738,802
Venga Finance Sarl, 0.00%, (SOFR + 0.00%), 11/03/28(2)	748,106	747,403
Virgin Media Bristol LLC, 8.79%, (6-Month SOFR + 3.35%), 03/31/31(1)	900,000	889,767
Zacapa SARL, 0.00%, (SOFR + 0.00%), 02/10/29(2)	250,000	249,375
Zacapa SARL, 9.36%, (SOFR + 4.04%), 03/22/29(1)	1,281,720	1,278,516
Total Communications		17,151,622
Consumer, Cyclical — 9.6%
AAdvantage Loyalty IP Ltd., 10.33%, (3-Month SOFR + 5.01%), 04/20/28(1)	1,619,722	1,662,127
Allen Media LLC, 11.00%, (3-Month SOFR + 5.65%), 02/10/27(1)	693,566	623,918
Foundation Building Materials, Inc., 0.00%, (SOFR + 0.00%), 01/24/31(2)	350,000	348,852
Golden Entertainment, Inc., 8.19%, (1-Month SOFR + 2.85%), 05/19/30(1)	696,500	697,371
Light & Wonder International, Inc., 8.08%, (1-Month SOFR + 2.75%), 04/16/29(1)	1,000,000	1,002,395
Mileage Plus Holdings LLC, 10.77%, (3-Month SOFR + 5.40%), 06/21/27(1)	1,251,765	1,291,796
Oravel Stays Singapore Pte Ltd., 13.88%, (3-Month SOFR + 8.51%), 06/23/26(1)	620,530	580,195
Phinia, Inc., 9.43%, (1-Month SOFR + 4.10%), 06/08/28(1)	698,250	699,996
Playa Resorts Holding BV, 8.58%, (1-Month SOFR + 3.25%), 01/05/29(1)	1,485,000	1,486,767
Travel + Leisure Co., 8.69%, (1-Month SOFR + 3.35%), 12/14/29(1)	660,000	661,650
Windsor Holdings III LLC, 9.85%, (1-Month SOFR + 4.50%), 06/21/30(1)	698,250	700,093
Total Consumer, Cyclical		9,755,160
Consumer, Non—cyclical — 11.1%
Adtalem Global Education, Inc., 8.95%, (1-Month SOFR + 3.61%), 08/14/28(1)	285,000	284,721

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non—cyclical (continued)
AHP Health Partners, Inc., 8.95%, (1-Month SOFR + 3.61%), 08/24/28(1)	$977,500	$979,822
Alpine US Bidco LLC, 9.59%, (1-Month SOFR + 4.25%), 12/16/30(1)	240,000	238,933
Catalent Pharma Solutions, Inc., 8.33%, (1-Month SOFR + 3.00%), 02/22/28(1)	500,000	500,000
Employbridge LLC, 10.34%, (3-Month SOFR + 5.01%), 07/19/28(1)	488,750	417,881
Fortrea Holdings, Inc., 9.08%, (1-Month SOFR + 3.75%), 06/12/30(1)	995,997	997,616
Fugue Finance LLC, 9.39%, (3-Month SOFR + 4.00%), 02/29/24(1)	744,375	747,475
Indivior Finance Sarl, 10.86%, (3-Month SOFR + 5.51%), 06/30/26(1)	487,500	487,500
MPH Acquisition Holdings LLC, 9.90%, (3-Month SOFR + 4.51%), 08/17/28(1)	733,125	702,884
National Mentor Holdings, Inc., 9.18%, (1-Month SOFR + 3.85%), 02/18/28(1)	453,279	414,809
National Mentor Holdings, Inc., 9.20%, (3-Month SOFR + 3.85%), 02/18/28(1)	111,276	101,832
National Mentor Holdings, Inc., 9.20%, (3-Month SOFR + 3.85%), 03/02/28(1)	2,174	1,989
Neptune Bidco US, Inc., 10.42%, (3-Month SOFR + 5.10%), 04/11/29(1)	249,372	229,746
OMNIA Partners LLC, 9.07%, (3-Month SOFR + 3.75%), 07/25/30(1)	500,000	501,877
PetIQ Holdings LLC, 10.17%, (6-Month SOFR + 4.68%), 04/13/28(1)	600,000	595,500
Primary Products Finance LLC, 9.48%, (3-Month SOFR + 4.15%), 10/25/28(1)	496,222	496,929
Sabre GLBL, Inc., 10.43%, (1-Month SOFR + 5.10%), 06/30/28(1)	970,392	898,219
Signal Parent, Inc., 8.93%, (1-Month SOFR + 3.60%), 04/03/28(1)	459,898	415,716
Star Parent, Inc., 9.35%, (3-Month SOFR + 4.00%), 09/19/30(1)	1,000,000	978,125
Surgery Center Holdings, Inc., 8.83%, (1-Month SOFR + 3.50%), 12/04/30(1)	255,000	255,797
TTF Holdings LLC, 9.45%, (1-Month SOFR + 4.11%), 03/31/28(1)	871,713	872,802
WestJet Loyalty LP, 0.00%, (SOFR + 0.00%), 02/01/31(2)	110,000	108,900
Total Consumer, Non-cyclical		11,229,073
Diversified — 1.8%
Belfor Holdings, Inc., 9.08%, (1-Month SOFR + 3.75%), 10/25/30(1)	1,000,000	1,001,250
Clue Opco LLC, 0.00%, (SOFR + 0.00%), 09/20/30(2)	545,000	535,236
Clue Opco LLC, 9.83%, (1-Month SOFR + 4.50%), 09/20/30(1)	245,000	240,611
Total Diversified		1,777,097
Energy — 8.4%
AL NGPL Holdings LLC, 8.83%, (3-Month SOFR + 3.50%), 04/13/28(1)	485,616	486,376
Buckeye Partners LP, 0.00%, (SOFR + 0.00%), 11/02/26(2)	500,000	500,000

Security Description	Principal	Value
TERM LOANS (continued)
Energy (continued)
GIP III Stetson I LP, 0.00%, (SOFR + 0.00%), 10/31/28(2)	$600,000	$603,564
GIP III Stetson I LP, 9.68%, (1-Month SOFR + 4.35%), 10/31/28(1)	972,495	978,271
New Fortress Energy, Inc., 0.00%, (SOFR + 0.00%), 10/30/28(2)	150,000	150,300
New Fortress Energy, Inc., 10.32%, (3-Month SOFR + 5.00%), 10/30/28(1)	1,350,000	1,352,700
Oryx Midstream Services Permian Basin LLC, 0.00%, (SOFR + 0.00%), 10/05/28(2)	325,000	324,188
Oxbow Carbon LLC, 9.43%, (1-Month SOFR + 4.10%), 05/05/30(1)	625,627	626,412
Oxbow Carbon LLC, 9.45%, (3-Month SOFR + 4.10%), 05/05/30(1)	619,370	620,147
Par Petroleum LLC, 9.74%, (3-Month SOFR + 4.35%), 02/14/30(1)	942,875	943,700
WaterBridge Midstream Operating LLC, 0.00%, (SOFR + 0.00%), 06/18/26(2)	500,000	500,590
WaterBridge Midstream Operating LLC, 11.34%, (3-Month SOFR + 6.01%), 06/18/26(1)	212,054	212,304
WaterBridge Midstream Operating LLC, 11.34%, (3-Month SOFR + 6.01%), 06/22/26(1)	1,267,909	1,269,405
Total Energy		8,567,957
Financials — 13.4%
Acrisure LLC, 9.89%, (3-Month SOFR + 4.50%), 10/20/30(1)	500,000	502,500
Altisource Sarl, 14.20%, (3-Month SOFR + 8.85%), 04/30/25(1)	454,027	364,073
Aragorn Parent Corp., 9.58%, (1-Month SOFR + 4.25%), 12/07/28(1)	160,000	160,626
Aretec Group, Inc., 9.93%, (1-Month SOFR + 4.60%), 03/07/30(1)	997,494	998,880
Asurion LLC, 9.68%, (1-Month SOFR + 4.35%), 08/19/28(1)	994,987	985,316
Asurion LLC, 10.70%, (1-Month SOFR + 5.36%), 01/20/29(1)	500,000	475,430
Citadel Securities LP, 7.97%, (1-Month SOFR + 2.61%), 07/25/30(1)	1,000,000	999,755
CTC Holdings LP, 0.00%, (SOFR + 0.00%), 02/15/29(2)	250,000	248,438
CTC Holdings LP, 10.52%, (3-Month SOFR + 5.15%), 02/15/29(1)	748,096	743,421
Cushman & Wakefield US Borrower LLC, 9.33%, (1-Month SOFR + 4.00%), 01/31/30(1)	1,000,000	996,250
DRW Holdings LLC, 0.00%, (SOFR + 0.00%), 02/23/28(2)	200,000	198,375
DRW Holdings LLC, 9.22%, (1-Month SOFR + 3.86%), 02/23/28(1)	843,939	837,082
FinCo I LLC, 8.31%, (3-Month SOFR + 3.00%), 06/27/28(1)	597,000	598,791
Guardian US Holdco LLC, (1-Month SOFR + 3.50%), 01/31/30(1)	696,500	696,935
Guardian US Holdco LLC, 0.00%, (SOFR + 0.00%), 01/31/30(2)	685,000	685,428

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Financials (continued)
Hightower Holding LLC, 9.59%, (3-Month SOFR + 4.26%), 04/16/28(1)	$987,474	$987,480
Mermaid Bidco, Inc., 9.63%, (3-Month SOFR + 4.25%), 12/22/27(1)	496,250	496,563
Nexus Buyer LLC, 0.00%, (SOFR + 0.00%), 12/11/28(2)	250,000	245,938
Nexus Buyer LLC, 9.83%, (1-Month SOFR + 4.50%), 12/11/28(1)	500,000	491,875
Nuvei Technologies Corp., 0.00%, (SOFR + 0.00%), 12/31/30(2)	485,000	485,189
Superannuation & Investments US LLC, 9.20%, (1-Month SOFR + 3.86%), 10/31/28(1)	980,000	984,165
Wec US Holdings Ltd., 8.09%, (1-Month SOFR + 2.75%), 01/21/31(1)	455,000	453,150
Total Financials		13,635,660
Industrials — 15.3%
ASP LS Acquisition Corp., 10.40%, (6-Month SOFR + 4.93%), 04/30/28(1)	296,962	271,509
ASP LS Acquisition Corp., 13.40%, (6-Month SOFR + 7.93%), 04/30/29(1)	800,000	662,668
Barnes Group, Inc., 8.43%, (1-Month SOFR + 3.10%), 10/01/30(1)	1,795,500	1,797,933
Cobham Ultra SeniorCo Sarl, 9.36%, (6-Month SOFR + 3.93%), 08/06/29(1)	1,201,034	1,189,774
CPM Holdings, Inc., 9.85%, (1-Month SOFR + 4.50%), 09/30/30(1)	245,000	245,408
Creation Technologies, Inc., 0.00%, (SOFR + 0.00%), 09/14/28(2)	157,821	153,481
Creation Technologies, Inc., 11.09%, (3-Month SOFR + 5.76%), 09/14/28(1)	943,054	917,120
Dynasty Acquisition Co., Inc., 9.33%, (1-Month SOFR + 4.00%), 08/24/28(1)	557,200	558,245
Foley Products Co. LLC, 10.25%, (3-Month SOFR + 4.90%), 12/29/28(1)	479,761	480,812
Innio North America Holding, Inc., 0.00%, (SOFR + 0.00%), 10/31/28(2)	500,000	501,720
Kloeckner Pentaplast of America, Inc., 10.48%, (6-Month SOFR + 4.98%), 02/04/26(1)	887,090	855,599
LSF11 Trinity Bidco, Inc., 9.33%, (1-Month SOFR + 4.00%), 06/14/30(1)	980,756	984,434
Oscar Acquisitionco LLC, 9.95%, (3-Month SOFR + 4.60%), 04/29/29(1)	1,932,607	1,920,799
Pelican Products, Inc., 9.60%, (3-Month SOFR + 4.25%), 11/16/28(1)	940,756	879,998
Rand Parent LLC, 9.60%, (3-Month SOFR + 4.25%), 02/08/30(1)	1,588,499	1,585,647
Smyrna Ready Mix Concrete LLC, 8.84%, (1-Month SOFR + 3.50%), 04/02/29(1)	970,041	971,253
Standard Aero Ltd., 9.33%, (1-Month SOFR + 4.00%), 08/24/28(1)	238,800	239,248
TransDigm, Inc., 8.60%, (3-Month SOFR + 3.25%), 02/28/31(1)	200,000	200,481
Trident TPI Holdings, Inc., 9.85%, (3-Month SOFR + 4.50%), 09/15/28(1)	497,500	497,605
TTM Technologies, Inc., 8.10%, (1-Month SOFR + 2.75%), 06/30/30(1)	597,000	597,746
Total Industrials		15,511,480

Security Description	Principal	Value
TERM LOANS (continued)
Media/Telecom — Diversified Media — 1.0%
MH Sub I LLC, 0.00%, (SOFR + 0.00%), 04/25/28(2)	$997,500	$978,563
Technology — 9.1%
Amentum Government Services Holdings LLC, 9.34%, (1-Month SOFR + 4.00%), 02/10/29(1)	492,500	493,424
AppLovin Corp., 8.43%, (1-Month SOFR + 3.10%), 08/14/30(1)	1,094,500	1,094,932
Capstone Borrower, Inc., 9.10%, (3-Month SOFR + 3.75%), 05/18/30(1)	598,846	598,283
Cloud Software Group, Inc., 9.95%, (3-Month SOFR + 4.60%), 09/29/28(1)	1,735,796	1,704,517
Cloud Software Group, Inc., 9.95%, (2-Month SOFR + 4.60%), 09/29/28(1)	4,923	4,834
Conduent Business Services LLC, 9.70%, (1-Month SOFR + 4.36%), 10/07/28(1)	698,219	681,856
MKS Instruments, Inc., 0.00%, (SOFR + 0.00%), 08/29/29(2)	400,000	398,460
MKS Instruments, Inc., 7.82%, (1-Month SOFR + 2.50%), 08/29/29(1)	400,000	398,460
Peraton Corp., 9.18%, (1-Month SOFR + 3.85%), 02/01/28(1)	1,012,764	1,012,905
Peraton Corp., 13.22%, (3-Month SOFR + 7.85%), 02/01/29(1)	497,674	497,883
Project Alpha Intermediate Holding, Inc., 0.00%, (SOFR + 0.00%), 10/18/30(2)	500,000	501,668
Quartz Acquireco LLC, 8.83%, (1-Month SOFR + 3.50%), 04/14/30(1)	623,438	623,438
UST Global, Inc., 8.96%, (1-Month SOFR + 3.61%), 11/02/28(1)	983,376	980,917
Weld North Education LLC, 0.00%, (SOFR + 0.00%), 01/01/40(2)	205,000	204,359
Total Technology		9,195,936
Utilities — 3.1%
Helix Gen Funding LLC, 10.10%, (1-Month SOFR + 4.75%), 12/03/27(1)	233,149	234,345
Invenergy Thermal Operating I LLC, 9.82%, (SOFR + 4.50%), 08/03/29(1)	53,571	53,806
Invenergy Thermal Operating I LLC, 9.93%, (SOFR + 4.61%), 08/03/29(1)	648,214	651,050
Lackawanna Energy Center LLC, 10.33%, (1-Month SOFR + 5.00%), 07/20/29(1)	1,264,777	1,259,244
NGL Energy Operating LLC, 0.00%, (SOFR + 0.00%), 01/27/31(2)	435,000	434,865
Talen Energy Supply LLC, 9.87%, (3-Month SOFR + 4.50%), 05/27/30(1)	498,619	500,489
Total Utilities		3,133,799
Total Term Loans
(Cost $98,282,830)		98,351,397
CORPORATE BONDS — 3.0%
Communications — 0.2%
Gray Television, Inc., 4.75%, 10/15/30(3)	300,000	235,056
Consumer, Cyclical — 0.8%
Foot Locker, Inc., 4.00%, 10/01/29(3)	1,000,000	845,610

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer, Non—cyclical — 0.1%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(3)	$250,000	$93,561
Financials — 0.7%
SBA Communications Corp., 3.13%, 02/01/29	750,000	669,055
Industrials — 0.5%
Graham Packaging Co., Inc., 7.13%, 08/15/28(3)	600,000	536,106
Technology — 0.7%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	750,000	670,921
Total Corporate Bonds
(Cost $3,439,991)		3,050,309
WARRANT — 0.0%(4)
Financials — 0.0%(4)
Altisource Sarl, expiring 02/14/28
(Cost $–)	5,226	15,155
TOTAL INVESTMENTS — 100.0%
(Cost $101,722,821)		101,416,861
Liabilities in Excess of Other Assets — (0.0)%(4)		(23,135)
Net Assets — 100.0%		$101,393,726

(1)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.

(2)The loan will settle after January 31, 2024. The interest rate, based on the SOFR and the agreed upon spread on trade date, will be determined at the time of settlement.

(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2024, the aggregate value of these securities was $1,710,333, or 1.7% of net assets.

(4)Amount rounds to less than 0.05%.

Abbreviations:

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Portfolio Composition
January 31, 2024 (unaudited)

Asset Allocation as of 01/31/2024 (based on net assets)

Term Loans	97.0%
Corporate Bonds	3.0%
Warrant	0.0%*
Liabilities in Excess of Other Assets	(0.0%)*
Total	100.0%

*Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$98,351,397	$—	$98,351,397
Corporate Bonds	—	3,050,309	—	3,050,309
Warrant	—	15,155	—	15,155
Total	$—	$101,416,861	$—	$101,416,861

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF

January 31, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
FOREIGN BONDS – 97.0%
Angola – 3.0%
Angolan Government International Bond, 9.50%, 11/12/25(1)	$65,000	$64,057
Angolan Government International Bond, 8.25%, 05/09/28(1)	40,000	36,200
Angolan Government International Bond, 8.75%, 04/14/32(1)	31,000	26,629
Angolan Government International Bond, 9.38%, 05/08/48(1)	78,000	62,790
Total Angola		189,676
Argentina – 4.2%
Argentine Republic Government International Bond, 0.75%, 07/09/30(2)	47,000	19,105
Argentine Republic Government International Bond, 3.63%, 07/09/35(2)	306,000	102,893
Provincia de Buenos Aire, 6.38%, 09/01/37(2)	51,000	20,145
YPF SA, 8.75%, 04/04/24(1)	65,200	65,004
YPF SA, 6.95%, 07/21/27	38,000	33,736
YPF SA, 9.50%, 01/17/31(1)	32,000	32,078
Total Argentina		272,961
Armenia – 0.3%
Republic of Armenia International Bond, 3.60%, 02/02/31(1)	24,000	19,455
Azerbaijan – 0.7%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(1)	42,000	42,610
Bahrain – 1.9%
Bahrain Government International Bond, 5.63%, 09/30/31(1)	12,000	11,220
Bahrain Government International Bond, 5.25%, 01/25/33(1)	50,000	44,188
Bahrain Government International Bond, 5.63%, 05/18/34(1)	31,000	27,590
Bapco Energies BSCC, 7.50%, 10/25/27	36,000	37,777
Total Bahrain		120,775
Bolivia – 0.3%
Bolivian Government International Bond, 7.50%, 03/02/30	30,000	17,250
Brazil – 9.3%
3r Lux Sarl, 9.75%, 02/05/31(1)	23,000	22,960
Braskem Netherlands Finance BV, 4.50%, 01/10/28(1)	38,000	32,955
Brazilian Government International Bond, 6.00%, 10/20/33	170,000	168,215
Iochpe-Maxion Austria GMBH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 05/07/28(1)	57,000	51,337
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	96,026	74,391
Minerva Luxembourg SA, 4.38%, 03/18/31	146,000	120,085
MV24 Capital BV, 6.75%, 06/01/34(1)	71,766	67,155
Samarco Mineracao SA, 9.50%, 06/30/31(1)(3)	77,000	64,141
Total Brazil		601,239
Chile – 1.7%
ATP Tower Holdings LLC / Andean Tower Partners Colombia Sas / Andean Telecom Par, 4.05%, 04/27/26(1)	118,000	107,970

Security Description	Principal	Value
FOREIGN BONDS (continued)
China – 1.4%
Prosus NV, 3.06%, 07/13/31	$113,000	$91,106
Colombia – 7.1%
AI Candelaria Spain SA, 5.75%, 06/15/33	84,000	65,651
Banco Davivienda SA, 6.65%, (US 10 Year CMT T- Note + 5.10%), perpetual(4)(5)	44,000	31,330
Colombia Government International Bond, 4.50%, 03/15/29	34,000	31,382
Colombia Government International Bond, 3.00%, 01/30/30	92,000	76,498
Colombia Government International Bond, 3.13%, 04/15/31	66,000	52,899
Colombia Government International Bond, 8.00%, 11/14/35	49,000	51,714
Colombia Government International Bond, 6.13%, 01/18/41	30,000	26,138
Colombia Government International Bond, 3.88%, 02/15/61	15,000	8,809
Geopark Ltd., 5.50%, 01/17/27	74,000	65,987
SierraCol Energy Andina LLC, 6.00%, 06/15/28(1)	58,000	48,802
Total Colombia		459,210
Costa Rica – 1.0%
Costa Rica Government International Bond, 6.13%, 02/19/31	54,000	54,810
Costa Rica Government International Bond, 7.16%, 03/12/45	8,000	8,260
Total Costa Rica		63,070
Dominican Republic – 3.0%
Dominican Republic International Bond, 5.50%, 02/22/29	86,000	83,506
Dominican Republic International Bond, 4.88%, 09/23/32	51,000	45,722
Dominican Republic International Bond, 6.85%, 01/27/45	68,000	66,810
Total Dominican Republic		196,038
Ecuador – 1.7%
Ecuador Government International Bond, 6.00%, 07/31/30(2)	117,000	61,849
Ecuador Government International Bond, 3.50%, 07/31/35(2)	108,000	44,199
Total Ecuador		106,048
Egypt – 4.1%
Egypt Government International Bond, 5.75%, 05/29/24(1)	22,000	21,725
Egypt Government International Bond, 5.88%, 06/11/25(1)	4,000	3,670
Egypt Government International Bond, 5.25%, 10/06/25(1)	50,000	44,062
Egypt Government International Bond, 3.88%, 02/16/26(1)	124,000	100,905
Egypt Government International Bond, 7.63%, 05/29/32(1)	83,000	56,647
Egypt Government International Bond, 8.50%, 01/31/47(1)	13,000	7,995

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Egypt (continued)
Egypt Government International Bond, 7.90%, 02/21/48(1)	$46,000	$27,542
Total Egypt		262,546
El Salvador – 2.4%
El Salvador Government International Bond, 6.38%, 01/18/27	10,000	8,955
El Salvador Government International Bond, 8.25%, 04/10/32	45,000	38,655
El Salvador Government International Bond, 7.65%, 06/15/35	116,000	91,234
El Salvador Government International Bond, 9.50%, 07/15/52	23,000	19,430
Total El Salvador		158,274
Gabon – 0.6%
Gabon Government International Bond, 6.95%, 06/16/25(1)	26,000	25,053
Gabon Government International Bond, 7.00%, 11/24/31(1)	16,000	13,120
Total Gabon		38,173
Ghana – 3.9%
Ghana Government International Bond, 6.38%, 02/11/27(1)(6)	4,000	1,815
Ghana Government International Bond, 10.75%, 10/14/30(1)(6)	20,000	13,000
Ghana Government International Bond, 8.63%, 04/07/34(1)(6)	4,000	1,795
Ghana Government International Bond, 8.95%, 03/26/51(1)(6)	71,000	31,684
Kosmos Energy Ltd., 7.13%, 04/04/26	139,000	134,309
Tullow Oil PLC, 7.00%, 03/01/25(1)	72,000	68,467
Total Ghana		251,070
Guatemala – 2.4%
Guatemala Government Bond, 3.70%, 10/07/33(1)	35,000	28,928
Guatemala Government Bond, 6.60%, 06/13/36(1)	52,000	52,910
Guatemala Government Bond, 6.13%, 06/01/50	11,000	10,050
Investment Energy Resources Ltd., 6.25%, 04/26/29(1)	62,000	59,069
Total Guatemala		150,957
Honduras – 1.1%
Honduras Government International Bond, 6.25%, 01/19/27	72,000	68,688
Hong Kong – 1.7%
Melco Resorts Finance Ltd., 5.38%, 12/04/29	124,000	110,360
India – 2.7%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24	38,000	37,491
Network I2i Ltd., 5.65%, (US 5 Year CMT T- Note + 4.28%), perpetual(1)(4)(5)	133,000	131,857
Total India		169,348
Indonesia – 0.3%
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25	19,000	19,071

Security Description	Principal	Value
FOREIGN BONDS (continued)
Israel – 0.5%
Energian Israel Finance Ltd., 4.88%, 03/30/26(1)	$32,000	$29,600
Ivory Coast – 2.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32(2)	107,389	103,947
Ivory Coast Government International Bond, 8.25%, 01/30/37(1)	25,000	24,963
Total Ivory Coast		128,910
Jordan – 0.4%
Jordan Government International Bond, 7.50%, 01/13/29(1)	28,000	27,545
Kazakhstan – 1.2%
KazMunayGas National Co. JSC, 6.38%, 10/24/48(1)	81,000	74,887
Kenya – 1.1%
Republic of Kenya Government International Bond, 7.00%, 05/22/27(1)	66,000	60,844
Republic of Kenya Government International Bond, 8.00%, 05/22/32(1)	12,000	10,560
Total Kenya		71,404
Lebanon – 0.2%
Lebanon Government International Bond, 8.25%, 04/12/21(6)	200,000	11,950
Macau – 3.2%
Sands China Ltd., 5.40%, 08/08/28	89,000	87,407
Studio City Finance Ltd., 5.00%, 01/15/29(1)	138,000	117,990
Total Macau		205,397
Mexico – 10.1%
Banco Mercantil del Norte SA, 6.75%, (US 5 Year CMT T- Note + 4.97%), perpetual(4)(5)	126,000	125,093
Banco Mercantil del Norte SA, 6.75%, (US 5 Year CMT T- Note + 4.97%), perpetual(1)(4)(5)	49,000	48,647
Braskem Idesa Sapi, 6.99%, 02/20/32(1)	22,000	14,482
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(4)(5)	102,000	97,308
Cemex SAB de CV, 9.13%, (US 5 Year CMT T- Note + 5.16%), perpetual(1)(4)(5)	18,000	19,133
Petroleos Mexicanos, 5.35%, 02/12/28	124,000	108,800
Petroleos Mexicanos, 8.75%, 06/02/29	28,000	27,051
Petroleos Mexicanos, 5.95%, 01/28/31	139,000	109,219
Petroleos Mexicanos, 6.63%, 06/15/35	34,000	25,614
Petroleos Mexicanos, 6.75%, 09/21/47	101,000	64,799
Petroleos Mexicanos, 6.95%, 01/28/60	20,000	12,840
Total Mexico		652,986
Mongolia – 0.1%
Mongolia Government International Bond, 8.65%, 01/19/28(1)	5,000	5,252
Nigeria – 4.4%
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	20,000	18,428
Nigeria Government International Bond, 6.50%, 11/28/27(1)	55,000	50,029
Nigeria Government International Bond, 6.13%, 09/28/28(1)	184,000	160,540

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Nigeria (continued)
Nigeria Government International Bond, 7.38%, 09/28/33(1)	$60,000	$49,575
Total Nigeria		278,572
Oman – 0.8%
Oman Government International Bond, 6.00%, 08/01/29(1)	21,000	21,525
Oman Government International Bond, 7.38%, 10/28/32(1)	29,000	32,371
Total Oman		53,896
Pakistan – 0.9%
Pakistan Government International Bond, 6.00%, 04/08/26(1)	71,000	55,222
Peru – 0.5%
Petroleos del Peru SA, 4.75%, 06/19/32	45,000	32,857
Senegal – 0.5%
Senegal Government International Bond, 6.25%, 05/23/33(1)	38,000	32,965
Serbia – 0.7%
Serbia International Bond, 6.50%, 09/26/33(1)	41,000	42,029
South Africa – 4.1%
Eskom Holdings SOC Ltd., 8.45%, 08/10/28(1)	61,000	61,229
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(1)	27,000	26,325
Republic of South Africa Government International Bond, 5.88%, 04/20/32	55,000	50,617
Sasol Financing USA LLC, 6.50%, 09/27/28	131,000	124,149
Total South Africa		262,320
Sri Lanka – 1.0%
Sri Lanka Government International Bond, 7.85%, 03/14/29(1)(6)	131,000	66,515
Tanzania – 0.9%
HTA Group Ltd., 7.00%, 12/18/25(1)	60,000	59,391
Tunisia – 0.1%
Tunisian Republic, 5.75%, 01/30/25(1)	8,000	6,860
Turkey – 5.7%
Akbank TAS, 6.80%, 02/06/26(1)	29,000	29,114
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27(1)	48,000	45,248
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(1)	51,000	53,993
Turk Telekomunikasyon AS, 6.88%, 02/28/25(1)	84,000	83,698
Turkey Government International Bond, 9.38%, 03/14/29	67,000	72,276
Turkey Government International Bond, 5.95%, 01/15/31	81,000	73,832
Turkey Government International Bond, 5.75%, 05/11/47	22,000	16,148
Total Turkey		374,309

Security Description	Principal	Value
FOREIGN BONDS (continued)
Ukraine – 0.8%
Ukraine Government International Bond, 7.75%, 09/01/28(1)(6)	$200,000	$50,800
Venezuela – 1.5%
Petroleos de Venezuela SA, 9.00%, 11/17/23(6)	750,000	91,875
Venezuela Government International Bond, 12.75%, 08/23/22(6)	50,000	7,388
Total Venezuela		99,263
Vietnam – 1.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	54,415	51,082
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	18,446	17,316
Total Vietnam		68,398
Zambia – 0.4%
Zambia Government International Bond, 5.38%, 09/20/24(1)(6)	42,000	23,930
TOTAL INVESTMENTS - 97.0%
(Cost $5,981,158)		6,231,153
Other Assets in Excess of Liabilities - 3.0%		195,383
Net Assets - 100.0%		$6,426,536

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2024, the aggregate value of these securities was $3,012,782, or 46.9% of net assets.

(2)Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2024.

(3)Payment in-kind security.

(4)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.

(5)Perpetual security with no stated maturity date.

(6)Security in default, no interest payments are being received during the bankruptcy proceedings.

Abbreviations:

CMT — Constant Maturity Treasury Index

PIK — Payment in-Kind

Portfolio Composition
January 31, 2024 (unaudited)
Asset Allocation as of 01/31/2024 (based on net assets)
Foreign Bonds	97.0%
Other Assets in Excess of Liabilities	3.0%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Foreign Bonds	$—	$6,231,153	$—	$6,231,153
Total	$—	$6,231,153	$—	$6,231,153

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF

January 31, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS – 99.2%
Communication Services – 4.7%
Alphabet, Inc. Class A*	4,557	$638,436
Electronic Arts, Inc.	4,814	662,310
Liberty Broadband Corp. Class C*	8,408	659,608
Live Nation Entertainment, Inc.*	7,443	661,311
Meta Platforms, Inc. Class A*	1,739	678,453
Trade Desk, Inc. (The) Class A*	9,547	653,301
Total Communication Services		3,953,419
Consumer Discretionary – 10.3%
Airbnb, Inc. Class A*	4,708	678,611
Chipotle Mexican Grill, Inc.*	289	696,134
Coupang, Inc. (South Korea)*	45,301	634,214
Darden Restaurants, Inc.	4,145	673,894
DR Horton, Inc.	4,681	668,962
Expedia Group, Inc.*	4,512	669,265
Garmin Ltd.	5,274	630,190
Lennar Corp. Class A	4,540	680,319
Lululemon Athletica, Inc.*	1,405	637,617
MercadoLibre, Inc. (Brazil)*	381	652,200
NVR, Inc.*	97	686,303
Tesla, Inc.*	3,204	600,077
Ulta Beauty, Inc.*	1,396	700,862
Total Consumer Discretionary		8,608,648
Consumer Staples – 1.6%
Costco Wholesale Corp.	974	676,813
Monster Beverage Corp.*	12,057	663,376
Total Consumer Staples		1,340,189
Energy – 6.6%
Coterra Energy, Inc.	27,203	676,811
Diamondback Energy, Inc.	4,423	679,992
Enterprise Products Partners LP	24,760	662,578
Marathon Petroleum Corp.	4,352	720,691
ONEOK, Inc.	9,713	662,912
Phillips 66	5,110	737,424
Pioneer Natural Resources Co.	3,057	702,590
Valero Energy Corp.	5,189	720,752
Total Energy		5,563,750
Financials – 14.5%
American Express Co.	3,612	725,073
Ameriprise Financial, Inc.	1,728	668,442
Apollo Global Management, Inc.	7,030	705,812
Arch Capital Group Ltd.*	8,340	687,466
Blackstone, Inc.	5,631	700,778
Brown & Brown, Inc.	8,491	658,562
Chubb Ltd.	2,788	683,060
Discover Financial Services	6,671	703,924
FleetCor Technologies, Inc.*	2,323	673,508
Interactive Brokers Group, Inc. Class A	7,330	650,538
KKR & Co., Inc.	7,977	690,649
MarketAxess Holdings, Inc.	2,459	554,529
Mastercard, Inc. Class A	1,527	685,974
NU Holdings Ltd. Class A (Brazil)*	74,861	644,553

Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Progressive Corp. (The)	3,934	$701,236
S&P Global, Inc.	1,501	672,973
Tradeweb Markets, Inc. Class A	6,852	653,612
Visa, Inc. Class A	2,470	674,952
Total Financials		12,135,641
Health Care – 8.8%
Align Technology, Inc.*	2,515	672,310
Dexcom, Inc.*	5,271	639,636
Eli Lilly & Co.	1,064	686,929
ICON PLC*	2,538	662,088
IDEXX Laboratories, Inc.*	1,261	649,516
Intuitive Surgical, Inc.*	1,804	682,309
Regeneron Pharmaceuticals, Inc.*	702	661,832
STERIS PLC	3,091	676,774
Veeva Systems, Inc. Class A*	3,164	656,245
Vertex Pharmaceuticals, Inc.*	1,524	660,471
West Pharmaceutical Services, Inc.	1,905	710,622
Total Health Care		7,358,732
Industrials – 17.5%
AMETEK, Inc.	4,058	657,599
Caterpillar, Inc.	2,320	696,719
Cintas Corp.	1,110	671,073
Copart, Inc.*	13,527	649,837
Delta Air Lines, Inc.	17,627	689,921
Expeditors International of Washington, Inc.	5,214	658,685
Fastenal Co.	9,639	657,669
HEICO Corp.	3,741	671,846
JB Hunt Transport Services, Inc.	3,261	655,396
Old Dominion Freight Line, Inc.	1,699	664,343
PACCAR, Inc.	6,633	665,887
Parker–Hannifin Corp.	1,428	663,306
Paychex, Inc.	5,455	664,037
Quanta Services, Inc.	3,426	664,815
Rockwell Automation, Inc.	2,202	557,722
Rollins, Inc.	15,152	656,233
Trane Technologies PLC	2,647	667,176
Uber Technologies, Inc.*	10,417	679,917
United Airlines Holdings, Inc.*	16,547	684,715
United Rentals, Inc.	1,159	724,839
WW Grainger, Inc.	765	685,165
Xylem, Inc.	5,890	662,272
Total Industrials		14,649,172
Information Technology – 27.2%
Accenture PLC Class A	1,812	659,351
Adobe, Inc.*	1,122	693,149
Advanced Micro Devices, Inc.*	3,978	667,071
Amphenol Corp. Class A	6,841	691,625
Analog Devices, Inc.	3,327	639,982
Apple, Inc.	3,433	633,045
Applied Materials, Inc.	4,011	659,007
Arista Networks, Inc.*	2,557	661,445

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

January 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Autodesk, Inc.*	2,651	$672,850
Broadcom, Inc.	546	644,280
Cadence Design Systems, Inc.*	2,267	653,939
Check Point Software Technologies Ltd. (Israel)*	4,266	677,995
Cisco Systems, Inc.	12,944	649,530
Cognizant Technology Solutions Corp. Class A	8,689	670,096
Gartner, Inc.*	1,437	657,341
Gen Digital, Inc.	28,426	667,443
Intuit, Inc.	1,054	665,422
KLA Corp.	1,082	642,751
Lam Research Corp.	807	665,912
Microchip Technology, Inc.	7,283	620,366
Microsoft Corp.	1,680	667,934
Monolithic Power Systems, Inc.	1,044	629,240
NVIDIA Corp.	1,119	688,487
NXP Semiconductors NV (China)	2,992	630,025
ON Semiconductor Corp.*	8,730	620,965
Palantir Technologies, Inc. Class A*	38,662	622,072
Palo Alto Networks, Inc.*	1,947	659,079
Salesforce, Inc.*	2,421	680,519
ServiceNow, Inc.*	889	680,441
Skyworks Solutions, Inc.	6,103	637,519
Synopsys, Inc.*	1,221	651,220
Teledyne Technologies, Inc.*	1,516	634,401
Texas Instruments, Inc.	3,843	615,341
Tyler Technologies, Inc.*	1,509	637,930
Zoom Video Communications, Inc. Class A*	9,622	621,677
Total Information Technology		22,869,450

Security Description	Shares	Value
COMMON STOCKS (continued)
Materials – 5.7%
Celanese Corp.	4,579	$669,862
Freeport–McMoRan, Inc.	17,553	696,679
LyondellBasell Industries NV Class A	7,084	666,746
Martin Marietta Materials, Inc.	1,339	680,774
Nucor Corp.	3,901	729,214
Steel Dynamics, Inc.	5,769	696,261
Vulcan Materials Co.	3,007	679,612
Total Materials		4,819,148
Real Estate – 2.3%
Extra Space Storage, Inc.	4,550	657,202
Host Hotels & Resorts, Inc.	34,201	657,343
Public Storage	2,296	650,204
Total Real Estate		1,964,749
Total Common Stocks
(Cost $73,162,634)		83,262,898
TOTAL INVESTMENTS – 99.2%
(Cost $73,162,634)		83,262,898
Other Assets in Excess of Liabilities – 0.8%		655,229
Net Assets – 100.0%		$83,918,127

*Non-income producing security.

Portfolio Composition
January 31, 2024 (unaudited)
Asset Allocation as of 01/31/2024 (based on net assets)
Information Technology	27.2%
Industrials	17.5%
Financials	14.5%
Consumer Discretionary	10.3%
Health Care	8.8%
Energy	6.6%
Materials	5.7%
Communication Services	4.7%
Real Estate	2.3%
Consumer Staples	1.6%
Other Assets in Excess of Liabilities	0.8%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$83,262,898	$—	$—	$83,262,898
Total	$83,262,898	$—	$—	$83,262,898

Statements of Assets and Liabilities

January 31, 2024 (unaudited)

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF	Virtus Newfleet ABS/MBS ETF	Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Newfleet Short Duration High Yield Bond ETF
Assets:
Investments, at cost	$6,747,846	$9,712,725	$9,873,880	$3,216,289
Investments, at value	6,572,774	9,525,151	10,066,991	3,050,038
Cash	67,890	371,492	273,400	202,580
Foreign currency(a)	2	—	—	—
Receivables:
Dividends and interest	8,154	28,335	64,277	60,832
Tax reclaim	5,473	—	—	—
Due from Adviser	830	1,668	870	7,335
Investment securities sold	—	—	—	6,442
Prepaid expenses	58	88	—	32,246
Total Assets	6,655,181	9,926,734	10,405,538	3,359,473

Liabilities:
Payables:
Investment securities purchased	—	379,977	69,077	14,828
Advisory fees	8,217	7,372	6,200	3,590
Transfer agent fees	—	—	—	3,099
Accounting and administration fees	—	—	—	1,329
Custody fees	—	—	—	9,964
Professional fees	—	—	—	9,939
Pricing fees	—	—	—	2,495
Report to shareholder fees	—	—	—	2,066
Trustee fees	—	—	—	249
Exchange listing fees	—	—	—	3,014
Other accrued expenses	—	—	—	165
Total Liabilities	8,217	387,349	75,277	50,738
Net Assets	$6,646,964	$9,539,385	$10,330,261	$3,308,735

Net Assets Consist of:
Paid-in capital	$8,475,073	$10,372,516	$10,111,806	$6,705,638
Total distributable earnings (accumulated deficit)	(1,828,109)	(833,131)	218,455	(3,396,903)
Net Assets	$6,646,964	$9,539,385	$10,330,261	$3,308,735
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	400,004	400,004	400,004	154,000
Net asset value per share	$16.62	$23.85	$25.83	$21.49

(a) Foreign currency, at cost	$2	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (continued)

January 31, 2024 (unaudited)

	Virtus Seix Senior Loan ETF	Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Terranova U.S. Quality Momentum ETF
Assets:
Investments, at cost	$101,722,821	$5,981,158	$73,162,634
Investments, at value	101,416,861	6,231,153	83,262,898
Cash	6,814,181	66,478	228,136
Receivables:
Investment securities sold	4,442,132	109,323	34,037,964
Dividends and interest	672,873	97,626	45,011
Capital shares sold	—	—	14,226,075
Tax reclaim	—	—	647
Prepaid expenses	1,437	44	102
Total Assets	113,347,484	6,504,624	131,800,833

Liabilities:
Payables:
Investment securities purchased	11,857,961	72,899	33,854,495
Capital shares payable	—	—	13,986,334
Advisory fees	95,797	5,189	41,877
Total Liabilities	11,953,758	78,088	47,882,706
Net Assets	$101,393,726	$6,426,536	$83,918,127

Net Assets Consist of:
Paid-in capital	$104,587,605	$6,217,060	$99,703,763
Total distributable earnings (accumulated deficit)	(3,193,879)	209,476	(15,785,636)
Net Assets	$101,393,726	$6,426,536	$83,918,127
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	4,225,004	250,004	2,700,004
Net asset value per share	$24.00	$25.71	$31.08

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Six Months Ended January 31, 2024 (unaudited)

	Virtus Duff & Phelps Clean Energy ETF	Virtus Newfleet ABS/MBS ETF	Virtus Newfleet Short Duration Core Plus Bond ETF[1]	Virtus Newfleet Short Duration High Yield Bond ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$50,144	$—	$—	$—
Interest income	1,576	263,559	117,967	141,121
Total Investment Income	51,720	263,559	117,967	141,121

Expenses:
Advisory fees	20,771	26,305	8,621	6,903
Custody fees	—	—	—	170
Exchange listing fees	—	—	—	3,014
Professional fees	—	—	—	14,893
Insurance fees	—	—	—	71
Accounting and administration fees	—	—	—	5,087
Transfer agent fees	—	—	—	4,011
Trustee fees	—	—	—	3,200
Report to shareholders fees	—	—	—	2,155
Tax expense	—	—	—	165
Pricing fees	—	—	—	6,661
Other expenses	—	—	—	132
Total Expenses	20,771	26,305	8,621	46,462
Less expense waivers/reimbursements	(2,203)	(5,368)	(1,078)	(38,373)
Net Expenses	18,568	20,937	7,543	8,089
Net Investment Income	33,152	242,622	110,424	133,032

Net Realized Gain (Loss) on:
Investments	(1,037,859)	(213,336)	6,369	(100,871)
Foreign currency transactions	(609)	—	—	—
Total Net Realized Gain (Loss)	(1,038,468)	(213,336)	6,369	(100,871)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(110,853)	399,969	193,111	134,523
Foreign currency translations	(50)	—	—	—
Total Change in Net Unrealized Appreciation (Depreciation)	(110,903)	399,969	193,111	134,523
Net Realized and Change in Unrealized Gain (Loss)	(1,149,371)	186,633	199,480	33,652
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,116,219)	$429,255	$309,904	$166,684
Foreign withholding taxes	$1,317	$—	$—	$—

1From November 15, 2023 (commencement of operations) through January 31, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (continued)

For the Six Months Ended January 31, 2024 (unaudited)

	Virtus Seix Senior Loan ETF	Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Terranova U.S. Quality Momentum ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$—	$—	$558,581
Interest income	4,677,588	279,381	14,552
Total Investment Income	4,677,588	279,381	573,133

Expenses:
Advisory fees	262,846	16,389	128,026
Line of credit fees	4,611	—	—
Total Expenses	267,457	16,389	128,026
Less expense waivers/reimbursements	(4,611)	—	—
Net Expenses	262,846	16,389	128,026
Net Investment Income	4,414,742	262,992	445,107

Net Realized Gain (Loss) on:
Investments	(81,517)	(26,389)	(3,525,859)
In-kind redemptions	—	—	5,088,181
Total Net Realized Gain (Loss)	(81,517)	(26,389)	1,562,322

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	861,005	224,859	1,654,224
Total Change in Net Unrealized Appreciation	861,005	224,859	1,654,224
Net Realized and Change in Unrealized Gain	779,488	198,470	3,216,546
Net Increase in Net Assets Resulting from Operations	$5,194,230	$461,462	$3,661,653
Foreign withholding taxes	$—	$—	$1,029

Statements of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF		Virtus Newfleet ABS/MBS ETF
	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$33,152	$30,101	$242,622	$424,010
Net realized loss	(1,038,468)	(425,461)	(213,336)	(178,420)
Net change in unrealized appreciation (depreciation)	(110,903)	(101,321)	399,969	83,338
Net increase (decrease) in net assets resulting from operations	(1,116,219)	(496,681)	429,255	328,928
Distributions to Shareholders	(33,193)	(23,238)	(253,551)	(408,549)

Shareholder Transactions:
Proceeds from shares sold	4,647,095	—	—	—
Cost of shares redeemed	—	—	(3,522,243)	—
Net increase (decrease) in net assets resulting from shareholder transactions	4,647,095	—	(3,522,243)	—
Increase (decrease) in net assets	3,497,683	(519,919)	(3,346,539)	(79,621)

Net Assets:
Beginning of period/year	3,149,281	3,669,200	12,885,924	12,965,545
End of period/year	$6,646,964	$3,149,281	$9,539,385	$12,885,924

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	150,004	150,004	550,004	550,004
Shares sold	250,000	—	—	—
Shares redeemed	—	—	(150,000)	—
Shares outstanding, end of period/year	400,004	150,004	400,004	550,004

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Newfleet Short Duration High Yield Bond ETF
	For the Period November 15, 2023[1] Through January 31, 2024 (unaudited)	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$110,424	$133,032	$282,991
Net realized gain (loss)	6,369	(100,871)	(85,261)
Net change in unrealized appreciation	193,111	134,523	63,111
Net increase in net assets resulting from operations	309,904	166,684	260,841
Distributions to Shareholders	(91,449)	(134,173)	(292,764)

Shareholder Transactions:
Proceeds from shares sold	10,111,806	—	—
Cost of shares redeemed	—	(1,062,972)	—
Net increase (decrease) in net assets resulting from shareholder transactions	10,111,806	(1,062,972)	—
Increase (decrease) in net assets	10,330,261	(1,030,461)	(31,923)

Net Assets:
Beginning of period/year	—	4,339,196	4,371,119
End of period/year	$10,330,261	$3,308,735	$4,339,196

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	—	204,000	204,000
Shares sold	400,004	—	—
Shares redeemed	—	(50,000)	—
Shares outstanding, end of period/year	400,004	154,000	204,000

1Commencement of operations.

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Seix Senior Loan ETF		Virtus Stone Harbor Emerging Markets High Yield Bond ETF
	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023	For the Six Months Ended January 31, 2024 (unaudited)	For the Period December 12, 2022[1] Through July 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$4,414,742	$6,537,393	$262,992	$239,288
Net realized loss	(81,517)	(2,232,007)	(26,389)	(8,962)
Net change in unrealized appreciation	861,005	2,489,005	224,859	25,136
Net increase in net assets resulting from operations	5,194,230	6,794,391	461,462	255,462
Distributions to Shareholders	(4,346,111)	(6,048,769)	(280,007)	(228,126)

Shareholder Transactions:
Proceeds from shares sold	23,260,032	55,997,491	2,463,994	3,753,751
Cost of shares redeemed	—	(53,309,847)	—	—
Net increase in net assets resulting from shareholder transactions	23,260,032	2,687,644	2,463,994	3,753,751
Increase in net assets	24,108,151	3,433,266	2,645,449	3,781,087

Net Assets:
Beginning of period/year	77,285,575	73,852,309	3,781,087	—
End of period/year	$101,393,726	$77,285,575	$6,426,536	$3,781,087

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	3,250,004	3,150,004	150,004	—
Shares sold	975,000	2,375,000	100,000	150,004
Shares redeemed	—	(2,275,000)	—	—
Shares outstanding, end of period/year	4,225,004	3,250,004	250,004	150,004

1Commencement of operations.

Statements of Changes in Net Assets (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Terranova U.S. Quality Momentum ETF
	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$445,107	$1,306,061
Net realized gain	1,562,322	48,785
Net change in unrealized appreciation	1,654,224	8,346,992
Net increase in net assets resulting from operations	3,661,653	9,701,838
Distributions to Shareholders	(1,115,017)	(1,252,089)

Shareholder Transactions:
Proceeds from shares sold	19,514,274	80,905,739
Cost of shares redeemed	(38,905,913)	(76,108,495)
Net increase (decrease) in net assets resulting from shareholder transactions	(19,391,639)	4,797,244
Increase (decrease) in net assets	(16,845,003)	13,246,993

Net Assets:
Beginning of period/year	100,763,130	87,516,137
End of period/year	$83,918,127	$100,763,130

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	3,400,004	3,200,004
Shares sold	650,000	2,900,000
Shares redeemed	(1,350,000)	(2,700,000)
Shares outstanding, end of period/year	2,700,004	3,400,004

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Virtus Duff & Phelps Clean Energy ETF
	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023	For the Period August 3, 2021[1] Through July 31, 2022
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$20.99	$24.46	$25.55
Investment operations:
Net investment income[2]	0.09	0.20	0.14
Net realized and unrealized loss	(4.38)	(3.52)	(1.12)
Total from investment operations	(4.29)	(3.32)	(0.98)

Less Distributions from:
Net investment income	(0.08)	(0.15)	(0.11)
Total distributions	(0.08)	(0.15)	(0.11)
Net Asset Value, End of period	$16.62	$20.99	$24.46
Net Asset Value Total Return[3]	(20.48)%	(13.55)%	(3.76)%
Net assets, end of period (000’s omitted)	$6,647	$3,149	$3,669

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.59%[4]	0.59%	0.59%[4]
Expenses, prior to expense waivers	0.66%[4]	0.66%	0.66%[4]
Net investment income	1.05%[4]	0.89%	0.62%[4]
Portfolio turnover rate[5]	50%[6]	58%	39%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Newfleet ABS/MBS ETF
	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Period February 9, 2021[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.43	$23.57	$25.03	$25.00
Investment operations:
Net investment income[2]	0.53	0.77	0.38	0.17
Net realized and unrealized gain (loss)	0.45	(0.17)	(1.41)	0.04
Total from investment operations	0.98	0.60	(1.03)	0.21

Less Distributions from:
Net investment income	(0.56)	(0.74)	(0.43)	(0.18)
Total distributions	(0.56)	(0.74)	(0.43)	(0.18)
Net Asset Value, End of period	$23.85	$23.43	$23.57	$25.03
Net Asset Value Total Return[3]	4.23%	2.62%	(4.12)%	0.85%
Net assets, end of period (000’s omitted)	$9,539	$12,886	$12,966	$15,017

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.39%[4]	0.39%	0.39%	0.39%[4]
Expenses, prior to expense waivers	0.49%[4]	0.49%	0.49%	0.49%[4]
Net investment income	4.52%[4]	3.32%	1.56%	1.49%[4]
Portfolio turnover rate[5]	31%[6]	42%	47%	24%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Virtus Newfleet Short Duration Core Plus Bond ETF
For the Period November 15, 2023[1] Through January 31, 2024 (unaudited)
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.28
Net realized and unrealized gain	0.78
Total from investment operations	1.06

Less Distributions from:
Net investment income	(0.23)
Total distributions	(0.23)
Net Asset Value, End of period	$25.83
Net Asset Value Total Return[3]	3.07%
Net assets, end of period (000’s omitted)	$10,330

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.35%
Expenses, prior to expense waivers	0.40%
Net investment income	5.12%
Portfolio turnover rate[4]	9%[5]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

5Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Newfleet Short Duration High Yield Bond ETF
	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020	For the Year Ended July 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$21.27	$21.43	$24.69	$23.51	$23.93	$24.61
Investment operations:
Net investment income[1]	0.80	1.39	1.29	1.04	0.90	1.32
Net realized and unrealized gain (loss)	0.26	(0.11)	(3.27)	1.21	(0.42)	(0.57)
Total from investment operations	1.06	1.28	(1.98)	2.25	0.48	0.75

Less Distributions from:
Net investment income	(0.84)	(1.44)	(1.28)	(1.07)	(0.90)	(1.43)
Total distributions	(0.84)	(1.44)	(1.28)	(1.07)	(0.90)	(1.43)
Net Asset Value, End of period	$21.49	$21.27	$21.43	$24.69	$23.51	$23.93
Net Asset Value Total Return[2]	5.10%	6.31%	(8.29)%	9.78%	2.10%	3.14%
Net assets, end of period (000’s omitted)	$3,309	$4,339	$4,371	$6,272	$7,148	$12,061

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.46%[3]	0.49%	0.49%	0.62%	0.68%	0.68%
Expenses, prior to expense waivers	2.63%[3]	2.88%	2.32%	1.88%	2.43%	1.03%
Net investment income	7.52%[3]	6.62%	5.51%	4.27%	3.85%	5.43%
Portfolio turnover rate[4]	14%[5]	46%	67%	121%	124%	82%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

5Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Seix Senior Loan ETF
	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021	For the Year Ended July 31, 2020	For the Period April 24, 2019[1] Through July 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.78	$23.45	$25.06	$24.26	$25.02	$25.00
Investment operations:
Net investment income[2]	1.15	1.91	1.12	0.79	1.19	0.29
Net realized and unrealized gain (loss)	0.19	0.23	(1.57)	0.86	(0.68)	(0.03)
Total from investment operations	1.34	2.14	(0.45)	1.65	0.51	0.26

Less Distributions from:
Net investment income	(1.12)	(1.81)	(1.03)	(0.85)	(1.15)	(0.24)
Net realized gains	—	—	(0.13)	—	(0.12)	—
Total distributions	(1.12)	(1.81)	(1.16)	(0.85)	(1.27)	(0.24)
Net Asset Value, End of period	$24.00	$23.78	$23.45	$25.06	$24.26	$25.02
Net Asset Value Total Return[3]	5.76%	9.46%	(1.93)%	6.94%	2.11%	1.08%
Net assets, end of period (000’s omitted)	$101,394	$77,286	$73,852	$38,839	$7,277	$6,255

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.57%[4,5]	0.62%[6]	0.57%	0.57%	0.57%	0.57%[4]
Expenses, prior to expense waivers	0.58%[4,5]	0.63%[6]	0.57%	0.57%	0.57%	0.57%[4]
Net investment income	9.57%[4]	8.12%	4.58%	3.20%	4.93%	4.39%[4]
Portfolio turnover rate[7]	130%[8]	364%	592%	851%	546%	544%[8]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets include line of credit fees of 0.01%.

6The ratios of expenses to average net assets include interest expense fees of 0.05%.

7Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

8Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
	For the Six Months Ended January 31, 2024 (unaudited)	For the Period December 12, 2022[1] Through July 31, 2023
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.21	$25.00
Investment operations:
Net investment income[2]	1.10	1.60
Net realized and unrealized gain	0.52	0.13
Total from investment operations	1.62	1.73

Less Distributions from:
Net investment income	(1.12)	(1.52)
Total distributions	(1.12)	(1.52)
Net Asset Value, End of period	$25.71	$25.21
Net Asset Value Total Return[3]	6.68%	7.22%
Net assets, end of period (000’s omitted)	$6,427	$3,781

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55%[4]	0.58%[4,5]
Net investment income	8.83%[4]	10.24%[4]
Portfolio turnover rate[6]	54%[7]	57%[7]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets includes tax expense fees of 0.03%.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Terranova U.S. Quality Momentum ETF
	For the Six Months Ended January 31, 2024 (unaudited)	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022	For the Period November 17, 2020[1] Through July 31, 2021
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$29.64	$27.35	$30.28	$24.92
Investment operations:
Net investment income[2]	0.15	0.36	0.26	0.12
Net realized and unrealized gain (loss)	1.70	2.26	(3.05)	5.26
Total from investment operations	1.85	2.62	(2.79)	5.38

Less Distributions from:
Net investment income	(0.41)	(0.33)	(0.14)	(0.02)
Total distributions	(0.41)	(0.33)	(0.14)	(0.02)
Net Asset Value, End of period	$31.08	$29.64	$27.35	$30.28
Net Asset Value Total Return[3]	6.28%	9.72%	(9.27)%	21.58%
Net assets, end of period (000’s omitted)	$83,918	$100,763	$87,516	$84,775

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%[4]	0.29%	0.29%	0.29%[4]
Net investment income	1.01%[4]	1.31%	0.88%	0.62%[4]
Portfolio turnover rate[5]	40%[6]	121%	117%	89%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Notes to Financial Statements

January 31, 2024 (unaudited)

1.ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of January 31, 2024, seven funds of the Trust are offered for sale. Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented in this semi-annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Investment objective(s)
Virtus Duff & Phelps Clean Energy ETF	Seeks capital appreciation.
Virtus Newfleet ABS/MBS ETF	Seeks income.
Virtus Newfleet Short Duration Core Plus Bond ETF	Seeks to provide a high level of total return, including current income, while limiting fluctuations in net asset value.
Virtus Newfleet Short Duration High Yield Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Seix Senior Loan ETF	Seeks to provide a high level of current income.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Seeks current income and, secondarily, capital appreciation.
Virtus Terranova U.S. Quality Momentum ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index.

The Virtus Newfleet Short Duration Core Plus Bond ETF commenced operations on November 15, 2023.

Effective November 28, 2023, the Virtus Newfleet High Yield Bond ETF changed its name to Virtus Newfleet Short Duration High Yield Bond ETF and its ticker symbol to “VSHY”.

There is no guarantee that a Fund will achieve its objective(s).

Virtus Duff & Phelps Clean Energy ETF, Virtus Seix Senior Loan ETF and Virtus Stone Harbor Emerging Markets High Yield Bond ETF each are “non-diversified” Funds, as defined under the 1940 Act.

2.SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a)Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b)Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c)Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the

Notes to Financial Statements (continued)

January 31, 2024 (unaudited)

fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus ETF Advisers LLC (the “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or the Funds investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy.

(d)Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2024, is disclosed at the end of each Fund’s Schedule of Investments.

(e)Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.

(f)Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

(g)Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

Notes to Financial Statements (continued)

January 31, 2024 (unaudited)

(h)When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

(i)Loan Agreements

The Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR (Secured Overnight Financing Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

3.INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (collectively, the “Advisory Agreement”) with the Adviser, an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of each of the Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF, except for the following expenses, each of which is paid by the applicable Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other

Notes to Financial Statements (continued)

January 31, 2024 (unaudited)

non-routine expenses of the Fund. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus Duff & Phelps Clean Energy ETF	0.66	%(1)
Virtus Newfleet ABS/MBS ETF	0.49	%(2)
Virtus Newfleet Short Duration Core Plus Bond ETF	0.40	%(3)
Virtus Newfleet Short Duration High Yield Bond ETF	0.39%
Virtus Seix Senior Loan ETF	0.57	%(4)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	0.55%
Virtus Terranova U.S. Quality Momentum ETF	0.29%

1The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.07% of the Fund’s average daily net assets through at least November 28, 2024, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

2The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.10% of the Fund’s average daily net assets through at least November 28, 2024, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

3The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.05% of the Fund’s average daily net assets through at least November 30, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

4The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.01% of the Fund’s average daily net assets through at least November 28, 2024, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

Effective November 13, 2023, the Virtus Newfleet Short Duration High Yield Bond ETF adopted a unified management fee (“Unified Fee”). The Unified Fee will continue to be paid at the current annual rate of 0.39% of the Fund’s average daily net assets, except that, as a Unified Fee, the Adviser will pay all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Advisory Fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. Prior to November 13, 2023, the Adviser received a monthly advisory fee at the annual rate of 0.39% of the Fund’s average daily net assets.

The Advisory Agreement may be terminated by the Trust on behalf of each Fund with the approval of each Fund’s Board or by a vote of the majority of the Funds’ shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Notes to Financial Statements (continued)

January 31, 2024 (unaudited)

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus Duff & Phelps Clean Energy ETF	Duff & Phelps Investment Management Co.(1)	50% of the net advisory fee(2)
Virtus Newfleet ABS/MBS ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet Short Duration High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(3)
Virtus Seix Senior Loan ETF	Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors(1)	50% of the net advisory fee(2)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Stone Harbor Investment Partners(1)	50% of the net advisory fee(2)

(1)An indirect wholly-owned subsidiary of Virtus.

(2)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the Sub-Adviser will waive its fee in the same proportion as the Adviser.

(3)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after accounting for any applicable fee waiver and/or expense limitation agreement, which will not include reimbursement of the Adviser for any expenses or recapture of prior waivers. In the event the Adviser waives its entire fee and also assumes expenses of the Fund pursuant to an applicable expense limitation agreement, the Sub- Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan under which each of Virtus Duff & Phelps Clean Energy ETF, Virtus Newfleet ABS/MBS ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Seix Senior Loan ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF and Virtus Terranova U.S. Quality Momentum ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services. No 12b-1 fees are currently paid by the Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Notes to Financial Statements (continued)

January 31, 2024 (unaudited)

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At January 31, 2024, Virtus Partners, Inc. held shares of the following funds which may be sold at any time that aggregated to the following:

Funds	Shares	% of shares outstanding
Virtus Duff & Phelps Clean Energy ETF	65,500	16.4%
Virtus Newfleet ABS/MBS ETF	200,000	50.0%
Virtus Newfleet Short Duration Core Plus Bond ETF	392,000	98.0%
Virtus Seix Senior Loan ETF	764,000	18.1%
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	98,800	39.5%

4.CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at net asset value in aggregate blocks of shares or multiples thereof called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Funds. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5.FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2021, 2022 and 2023), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2024, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2024, the Funds had no accrued penalties or interest.

Notes to Financial Statements (continued)

January 31, 2024 (unaudited)

At July 31, 2023, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Virtus Duff & Phelps Clean Energy ETF	$3,189,158	$329,703	$(494,065)	$(164,362)
Virtus Newfleet ABS/MBS ETF	13,444,659	32,571	(620,114)	(587,543)
Virtus Newfleet Short Duration High Yield Bond ETF	4,640,240	42,221	(343,648)	(301,427)
Virtus Seix Senior Loan ETF	78,535,227	861,644	(2,028,609)	(1,166,965)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	3,710,082	117,909	(96,861)	21,048
Virtus Terranova U.S. Quality Momentum ETF	91,146,379	9,010,440	(1,095,395)	7,915,045

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended July 31, 2023, the Funds did not incur and or elect to defer Post-October Losses and Late Year Ordinary Losses.

At July 31, 2023, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Funds	Short-Term No Expiration	Long-Term No Expiration	Total
Virtus Duff & Phelps Clean Energy ETF	$229,499	$293,559	$523,058
Virtus Newfleet ABS/MBS ETF	123,613	342,330	465,943
Virtus Newfleet Short Duration High Yield Bond ETF	583,189	2,551,368	3,134,557
Virtus Seix Senior Loan ETF	1,563,411	1,582,820	3,146,231
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	5,770	—	5,770
Virtus Terranova U.S. Quality Momentum ETF	23,564,745	3,381,897	26,946,642

6.INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended January 31, 2024 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
Virtus Duff & Phelps Clean Energy ETF	$3,565,627	$3,101,804	$4,228,741	$—
Virtus Newfleet ABS/MBS ETF	3,309,187	6,860,886	—	—
Virtus Newfleet Short Duration Core Plus Bond ETF	9,330,000	644,504	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	484,373	1,762,862	—	—
Virtus Seix Senior Loan ETF	138,712,536	117,393,794	—	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	2,991,834	3,064,305	2,058,598	—
Virtus Terranova U.S. Quality Momentum ETF	35,964,859	35,059,312	19,520,757	39,417,678

Purchases and sales of investments in long-term U.S. Government Securities for the period ended January 31, 2024 were as follows:

Fund	Purchases	Sales
Virtus Newfleet Short Duration Core Plus Bond ETF	$824,699	$12,660

7.BORROWINGS

The Virtus Seix Senior Loan ETF entered into a Lending Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Borrowings under the Agreement is collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreement, the Bank may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Secured Overnight Financing Rate (“SOFR”) plus an additional percentage rate on the amount borrowed. The Agreement has an on-demand commitment term. For the period ended January 31, 2024, the Fund did not have outstanding borrowings.

Notes to Financial Statements (continued)

January 31, 2024 (unaudited)

8.INVESTMENT RISKS

As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information. Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.

Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.

Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.

9.CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of a Fund’s shares and the income it earns.

Notes to Financial Statements (continued)

January 31, 2024 (unaudited)

In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until approximately June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

10. 10% SHAREHOLDERS

As of January 31, 2024, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Funds as detailed below:

Funds	% of Shares Outstanding	Number of Account
Virtus Duff & Phelps Clean Energy ETF	77%	1
Virtus Newfleet ABS/MBS ETF	62	2
Virtus Newfleet Short Duration Core Plus Bond ETF	98	1*
Virtus Newfleet Short Duration High Yield Bond ETF	71	4
Virtus Seix Senior Loan ETF	83	3
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	94	3
Virtus Terranova U.S. Quality Momentum ETF	62	2

*Includes affiliated shareholder accounts

11.Recent Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating the impact, if any, of ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.

12.NEW REGULATORY PRONOUNCEMENT

In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

13.SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Approval of Advisory Agreements & Board Considerations (unaudited)

Board Considerations (Virtus ETF Trust II – FYE 7/31)

During executive session, the Independent Trustees of Virtus ETF Trust II (the “Trust”) considered the following factors in connection with their approval of the continuance of the advisory and sub-advisory agreements as listed below for the Trust.

November 13, 2023 Annual Consideration of Advisory and Sub-Advisory Agreements for:
Virtus Duff & Phelps Clean Energy ETF (“VCLN”)
Virtus Newfleet ABS/MBS ETF (“VABS”)
Virtus Newfleet Short Duration High Yield Bond ETF (“VSHY”) (formerly, Virtus Newfleet High Yield Bond ETF)
Virtus Seix Senior Loan ETF (“SEIX”)
Virtus Terranova U.S. Quality Momentum ETF (“JOET”) (no sub-adviser – Advisory Agreement only)
(each, a “Fund” and collectively, the “Funds”)

On November 13, 2023, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).

At the Meeting, the Board received and reviewed information provided by the Adviser and each Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Board also engaged with representatives of the Adviser to discuss the Funds.

Advisory Agreements

In deciding on whether to approve the continuance of the Advisory Agreements with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the respective Advisory Agreement, and the services provided by the Adviser to the Funds, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Funds, the Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices, and its efforts to promote the Fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it has provided to each Fund. In this regard, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds, coordinating their operation and administration, and, with respect to the Adviser’s portfolio management of JOET, its experience in carrying out the day-to-day management of the Fund’s portfolio. In particular, the Board received and reviewed information dated as of August 31, 2023, comparing each Fund’s performance to its applicable peer group. In conducting its review, the Board considered the fact that VCLN, VABS, VSHY and SEIX were sub-advised funds, and thus their performance results were specifically relevant to their respective Sub-Adviser’s portfolio management capabilities. With respect to the Adviser’s portfolio management of JOET, the Board considered that the Fund utilized an index-based strategy, and thus took into account both the Fund’s performance relative to its peer group as well as the Adviser’s performance in tracking the relevant index (i.e., tracking error).

Specifically, with respect to JOET, the Board noted that the Fund underperformed the average and median performance of its peer group for the one-year period. Notwithstanding its underperformance over the one-year period, the Board considered that the Fund tracked its underlying index with minimal tracking error of less than 300 basis points, which was primarily attributable to trading as well as

1 The Sub-Advisers include Duff & Phelps Investment Management Co. and Virtus Fixed Income Advisers, LLC (“VFIA”).

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Fund fees and expenses. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund, and that JOET, the Fund to which the Adviser provided portfolio management services, had satisfactory performance and tracking error results.

The costs of the services provided and profits realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreements. The Board considered that VCLN, VABS, SEIX and JOET utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s management fee. The Board also considered that effective November 28, 2023, VSHY would be implementing a “unified fee” structure. The Board noted that, under the unified fee arrangement, the Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to the Funds.

The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fees and net expense ratios of the Funds to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Funds and comparable assets under management (“AUM”). Specifically, the Board noted that the management fee for VCLN was above the median and average, but below the maximum, management fees of its peer group, and that the expense ratio was below the median and average expense ratios of its peer group. The Board considered that VCLN was included in a peer group of miscellaneous funds, which included funds that did not necessarily have similar objectives and strategies to the Fund, when evaluating its management fee and expense ratio relative to its peers. The Board further noted that the management fee for VSHY was equal to the median and below the average management fees of its peer group, but the expense ratio was above the median and average, but below the maximum, expense ratios of its peer group. The Board considered VSHY’s unique investment process relative to its peers in evaluating its overall expense ratio. For JOET and SEIX, the Board noted that the management fees and expense ratios were below the median and average management fees and expense ratios of their respective peer groups. For VABS, the Board noted that the management fee and expense ratio were above the average and median, but below the maximum, management fees and expense ratios of its peer group. The Board also considered that VABS was included in a peer group comprised of U.S. short-term bond funds, due to a lack of peers focusing on mortgage-backed and asset-backed securities, when evaluating its management fee and expense ratio relative to its peers.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Funds are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the Adviser. The Board considered that VCLN, VABS, SEIX and JOET are subject to a unified fee. The Board also considered that effective November 28, 2023, VSHY would be implementing a unified fee. The Board considered that each of VCLN, VABS, SEIX and JOET experienced benefits, and that VSHY would experience benefits, from the unified fee arrangement and that each Fund would continue to do so even after the Adviser reaches firm-wide profitability. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits, and for VSHY will provide benefits, through the unified fee structure, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the Adviser is appropriate.

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with the Funds (other than the advisory fee). The Board noted that affiliates of the Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreements were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreements on behalf of each Fund.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Sub-Advisory Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices, and its efforts to promote the Fund. The Board also considered that VFIA, in managing VABS and VSHY, operates through its Newfleet Asset Management division (“Newfleet”), and in managing SEIX, operates through its Seix Investment Advisors division (“Seix”). After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Sub-Advisers. The Board evaluated the experience of each Sub-Adviser in carrying out the day-to-day management of the respective Fund’s portfolio. The Board also considered the ability of VFIA to provide day-to-day portfolio management of its Funds’ portfolios through Newfleet and Seix. In particular, the Board received and reviewed information from the Adviser regarding the performance of each Sub-Adviser in implementing the investment objective and strategies for the respective Fund.

Specifically, with respect to VSHY, the Board noted that the Fund underperformed the average and median performance of its peer group for the three-year and five-year periods, but outperformed the average and median performance of its peer group for the one-year period. The Board considered that VSHY implemented a strategy change in 2021 and the impact of such change on the Fund’s relative performance comparisons. With respect to SEIX, the Board noted that the Fund underperformed the median performance of its peer group for the one-year period, but outperformed the average of its peer group for the one-year period and outperformed the average and median performance of its peer group for the three-year period. With respect to VABS and VCLN, the Board noted that the Funds outperformed the average and median performance of their respective peer groups for the one-year period. After consideration of these factors, the Board determined that each Sub-Adviser continued to be an appropriate sub-adviser to the respective Fund, and that each Fund had satisfactory performance.

The costs of the services provided and profits realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Adviser under the Sub-Advisory Agreements. The Board considered the fact that VCLN, VABS and SEIX utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s management fee. The Board also considered that effective November 28, 2023, VSHY would be implementing a unified fee. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under the unified fee arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to the Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; and the overall expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Fund, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Funds and comparable AUM, as noted above. The Board also noted that VFIA recently rebranded after a merger of several Virtus-affiliated investment advisers (including the predecessors to Newfleet and Seix) into a single entity, which, post-merger, operate as separate divisions within VFIA. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisers (pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the sub-advised Funds, together with the fees paid to the respective Sub-Adviser. The Board considered that VCLN, VABS and SEIX are subject to a unified fee. The Board also considered that effective November 28, 2023, VSHY would be implementing a unified fee. The Board considered that each of VCLN, VABS and SEIX have experienced benefits, and that VSHY would experience benefits, from the unified fee arrangement, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the applicable Fund would continue to experience such benefits even after such Fund’s assets grow to a level where the Sub-Adviser is no longer required to contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits, and for VSHY will provide benefits, through the unified fee structure, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with its respective Sub-Adviser is appropriate.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Other benefits derived by the Sub-Advisers from their relationships with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Advisers as a result of their relationships with their respective Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of one or more Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of each of the Sub-Advisory Agreements with the respective Sub-Adviser on behalf of each Fund.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

8572(03/24)

c/o VP Distributors, LLC
One Financial Plaza
Hartford, Connecticut 06103

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	April 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	April 4, 2024

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer/Principal Accounting Officer (Principal Financial Officer/Principal Accounting Officer)

Date	April 4, 2024

* Print the name and title of each signing officer under his or her signature.